UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 08243
The Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: August 31, 2009
Date of reporting period: February 28, 2009

SEMI–ANNUAL REPORT FEBRUARY 28, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Index Equity Funds

Small Cap Bull 2.5X Fund	Small Cap Bear 2.5X Fund

International Funds

Emerging Markets Bull 2X Fund Developed Markets Bull 2X Fund China Bull 2X Fund	Emerging Markets Bear 2X Fund Developed Markets Bear 2X Fund

Specialty Funds

Commodity Bull 2X Fund (formerly Commodity Bull Fund)

Fixed Income Funds

10 Year Note Bull 2.5X Fund Dynamic HY Bond Fund	10 Year Note Bear 2.5X Fund HY Bear Fund

U.S. Government Money Market Fund

Table of Contents

Letter to Shareholders	4

Expense Example	6

Allocation of Portfolio Holdings	8

Schedule of Investments	9

Financial Statements	23

Financial Highlights	38

Notes to the Financial Statements	41

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds covers the period from September 1, 2008 to February 28, 2008 (the “Semi-Annual Period”). During the Semi-Annual Period, the DJ Industrial Average Index returned −38.21%, the S&P 500 Index returned −42.70% and the Nasdaq-100 Index returned −40.35%. Emerging Markets did not outpace domestic returns, with the MSCI Emerging Markets Index declining −45.22% and the 10 Year Treasury Note increasing 8.53%, on a price performance basis, for the Semi-Annual Period.

The overall returns for the Semi-Annual Period were impacted by falling energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, and fears of a U.S. recession. The Federal Reserve Board responded with four reductions in its target for the Federal Funds Rate, resulting in a target rate of 0.25% at the end of the Semi-Annual Period, its lowest level ever. Direxion Funds leveraged index funds seek to provide daily returns which are a multiple – positive or negative – of the return of a particular benchmark. The Direxion Funds maintain models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the Fund’s expense ratio and the impact of leveraging the Fund’s portfolio. The models, and a description of how they work, are available on the Direxion Funds website (www.direxionfunds.com). The models do not take into account transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual six month average total return versus expected returns for each of the Funds in this Semi-Annual Report follows.

The Small Cap Bull 2X Fund and the Small Cap Bear 2X Fund, which seek to provide 200% and −200% of the return of the Russell 2000 Index, provided returns of −86.70% and 103.08%, respectively. The model indicated an expected return of −86.53% for the Small Cap Bull 2X Fund and an expected return of 106.01% for the Small Cap Bear 2X Fund.

The Commodity Bull 2X Fund, which seeks to provide a daily return equal to 200% of the return of the Morgan Stanley Commodity Related Index, declined −80.19%, 6 basis points higher than its expected return of −80.25%. The Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund, which seek to provide 200% and −200% of the return of the MSCI Emerging Markets Index, provided returns of −82.88% and −32.78%, respectively. The model indicated an expected return of −82.79% for the Emerging Markets Bull 2X Fund and an expected return of −35.21% for the Emerging Markets Bear 2X Fund.

The Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund, which seek to provide 200% and −200% of the return of the MSCI EAFE Index, provided returns of −76.47% and 59.26%, respectively. The model indicated an expected return of −76.25% for the Developed Markets Bull 2X Fund and an expected return of 62.23% for the Developed Markets Bear 2X Fund.

The China Bull 2X Fund which seeks to provide 200% of the return of the FTSE/Xinhua China 25 Index, provided returns of −81.57%. The model indicated an expected return of −80.74% for the China Bull 2X Fund.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

4  DIREXION SEMI-ANNUAL REPORT

The 10 Year Note Bull 2.5X Fund and 10 Year Note Bear 2.5X Fund, which seek to provide 250% and −250% of the return of the 10 Year Treasury Note, provided returns of 16.98% and −21.13% respectively. The model indicated an expected return of 19.55% for the 10 Year Note Bull 2.5X Fund and an expected return of −22.52% for the 10 Year Note Bear 2X Fund.

For the Semi-Annual Period, the Dynamic HY Bond Fund, which seeks to maximize total return by investing primarily in “lower quality” High Yield debt instruments, delivered −16.41% on a total return basis, while the HY Bear Fund, which seeks to profit from a decline in the value of “lower-quality” High Yield debt instruments delivered 9.54% on a total return basis.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill Chief Investment Officer	Guy Talarico Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense of the Small Cap Bull 2X Fund, Small Cap Bear 2X Fund, Dynamic HY Bond Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2x Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund and China Bull 2X Fund is 1.81%, 1.78%, 1.87%, 1.80%, 1.83%, 1.77%, 1.82%, 1.79% and 1.83%, respectively, net of any fee, waivers or expense reimbursements. The total annual fund operating expense ratio of the 10 Year Note Bull 2X Fund, 10 Year Note Bear 2X Fund and HY Bear Fund, net of any fee, waivers or expense reimbursements is 1.75%.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC.
Date of First Use: April 29, 2009

DIREXION SEMI-ANNUAL REPORT  5

Expense Example
February 28, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2008 — February 28, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
February 28, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2008	February 28, 2009	Period[2]

Small Cap Bull 2.5X Fund
Based on actual fund return	1.81%	$1,000.00	$133.00	$5.08
Based on hypothetical 5% return	1.81%	1,000.00	1,015.82	9.05
Small Cap Bear 2.5X Fund
Based on actual fund return	1.78%	1,000.00	2,030.80	13.38
Based on hypothetical 5% return	1.78%	1,000.00	1,015.97	8.90
10 Year Note Bull 2.5X Fund
Based on actual fund return	1.75%	1,000.00	1,169.80	9.41
Based on hypothetical 5% return	1.75%	1,000.00	1,016.12	8.75
10 Year Note Bear 2.5X Fund[3]
Based on actual fund return	8.95%	1,000.00	788.70	39.69
Based on hypothetical 5% return	8.95%	1,000.00	980.41	43.95
Dynamic HY Bond Fund[3]
Based on actual fund return	1.89%	1,000.00	835.90	8.60
Based on hypothetical 5% return	1.89%	1,000.00	1,015.42	9.44
HY Bear Fund
Based on actual fund return	1.75%	1,000.00	1,095.40	9.09
Based on hypothetical 5% return	1.75%	1,000.00	1,016.12	8.75
Commodity Bull 2X Fund
Based on actual fund return	1.80%	1,000.00	198.10	5.35
Based on hypothetical 5% return	1.80%	1,000.00	1,015.87	9.00
Emerging Markets Bull 2X Fund
Based on actual fund return	1.83%	1,000.00	171.20	5.31
Based on hypothetical 5% return	1.83%	1,000.00	1,015.72	9.15
Emerging Markets Bear 2X Fund
Based on actual fund return	1.77%	1,000.00	672.20	7.34
Based on hypothetical 5% return	1.77%	1,000.00	1,016.02	8.85
Developed Markets Bull 2X Fund
Based on actual fund return	1.82%	1,000.00	235.30	5.57
Based on hypothetical 5% return	1.82%	1,000.00	1,015.77	9.10
Developed Markets Bear 2X Fund
Based on actual fund return	1.79%	1,000.00	1,592.60	11.51
Based on hypothetical 5% return	1.79%	1,000.00	1,015.92	8.95
China Bull 2X Fund
Based on actual fund return	1.83%	1,000.00	184.30	5.37
Based on hypothetical 5% return	1.83%	1,000.00	1,015.72	9.15
U.S. Government Money Market Fund
Based on actual fund return	0.94%	1,000.00	1,001.60	4.67
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.
[3]	Net expenses includes interest on securities sold short.

DIREXION SEMI-ANNUAL REPORT  7

Allocation of Portfolio Holdings
February 28, 2009 (Unaudited)

		Repurchase	Corporate	U.S. Treasury
	Cash*	Agreements	Bonds	Obligations	Futures		Swaps	Total

Small Cap Bull 2.5X Fund	128%	—	—	—	—		(28%)	100%
Small Cap Bear 2.5X Fund	97%	—	—	—	—		3%	100%
10 Year Note Bull 2.5X Fund	18%	—	—	82%	0	%**	—	100%
10 Year Note Bear 2.5X Fund	89%	235%	—	(224%)	0	%**	—	100%
Dynamic HY Bond Fund	96%	7%	6%	(6%)	(2%)		(1%)	100%
HY Bear Fund	100%	—	—	—	—		0%**	100%
Commodity Bull 2X Fund	219%	—	—	—	—		(119%)	100%
Emerging Markets Bull 2X Fund	122%	—	—	—	—		(22%)	100%
Emerging Markets Bear 2X Fund	94%	—	—	—	—		6%	100%
Developed Markets Bull 2X Fund	127%	—	—	—	—		(27%)	100%
Developed Markets Bear 2X Fund	100%	—	—	—	—		0%**	100%
China Bull 2X Fund	116%	—	—	—	—		(16%)	100%
U.S. Government Agency Obligations	100%	—	—	—	—		—	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

8  DIREXION SEMI-ANNUAL REPORT

Small Cap Bull 2.5X Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 133.3%
MONEY MARKET FUNDS - 133.3%
1,414,737	AIM STIT-Treasury Portfolio	$1,414,737
1,414,737	Fidelity Institutional Money Market Government Portfolio	1,414,737
1,414,737	First American Government Obligations Fund	1,414,737
6,441,463	Goldman Sachs Financial Square Government Fund	6,441,463
1,414,737	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,414,737

	TOTAL SHORT TERM INVESTMENTS (Cost $12,100,411)	$12,100,411

	TOTAL INVESTMENTS (Cost $12,100,411) - 133.3%	$12,100,411
	Liabilities in Excess of Other Assets - (33.3)%	(3,023,807)

	TOTAL NET ASSETS - 100.0%	$9,076,604

Percentages are stated as a percent of net assets.

Small Cap Bull 2.5X Fund
Equity Swap Contracts
February 28, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 2000 Index	58,000	$25,153,077	6/4/2010	$(2,571,282)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  9

Small Cap Bear 2.5X Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 83.9%
MONEY MARKET FUNDS - 83.9%
699,382	AIM STIT-Treasury Portfolio	$699,382
699,382	Fidelity Institutional Money Market Government Portfolio	699,382
699,382	First American Government Obligations Fund	699,382
2,099,383	Goldman Sachs Financial Square Government Fund	2,099,383
699,382	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	699,382

	TOTAL SHORT TERM INVESTMENTS (Cost $4,896,911)	$4,896,911

	TOTAL INVESTMENTS (Cost $4,896,911) - 83.9%	$4,896,911
	Other Assets in Excess of Liabilities - 16.1%	942,285

	TOTAL NET ASSETS - 100.0%	$5,839,196

Percentages are stated as a percent of net assets.
Small Cap Bear 2.5X Fund
Short Equity Swap Contracts
February 28, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 2000 Index	37,700	$14,869,863	6/4/2010	$198,005

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

10 Year Note Bull 2.5X Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS - 82.3%
U.S. TREASURY NOTES - 82.3%
$28,000,000	3.750%, 11/15/2018	$29,710,625

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,049,944)	$29,710,625

Shares

SHORT TERM INVESTMENTS - 13.2%
MONEY MARKET FUNDS - 13.2%
955,887	AIM STIT-Treasury Portfolio	$955,887
955,887	Fidelity Institutional Money Market Government Portfolio	955,887
955,887	First American Government Obligations Fund	955,887
955,887	Goldman Sachs Financial Square Government Fund	955,887
955,887	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	955,887

	TOTAL SHORT TERM INVESTMENTS (Cost $4,779,435)	$4,779,435

	TOTAL INVESTMENTS (Cost $34,829,379) - 95.5%	$34,490,060
	Other Assets in Excess of Liabilities - 4.5%	1,636,852

	TOTAL NET ASSETS - 100.0%	$36,126,912

Percentages are stated as a percent of net assets.
10 Year Note Bull 2.5X Fund
Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation

503	U.S. Treasury 10-Year Note Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $60,430,734)	$73,139

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

10 Year Note Bear 2.5X Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 327.1%
REPURCHASE AGREEMENTS - 235.3%
$525,938	Mizuho Repurchase Agreement, 0.050%, 3/2/2009 (Dated 2/27/2008, Collateralized by U.S. Treasury Note, 3.750%, due 11/15/2018, valued at $111,414,844. Repurchase proceeds are $525,938.)	$525,938
105,000,000	Mizuho Repurchase Agreement, 0.150%, 3/2/2009 (Dated 2/27/2009, Collateralized by U.S. Treasury Note, 3.750%, due 11/15/2018, valued at $111,414,844. Repurchase proceeds are $116,287,500.)	116,287,500

		$116,813,438

Shares		Value

MONEY MARKET FUNDS - 91.8%
9,115,932	AIM STIT-Treasury Portfolio	$9,115,932
9,115,932	Fidelity Institutional Government Portfolio	9,115,932
9,115,932	First American Government Obligations Fund	9,115,932
8,852,437	Goldman Sachs Financial Square Government Fund	8,852,437
9,345,416	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	9,345,416

		45,545,649

	TOTAL SHORT TERM INVESTMENTS (Cost $162,359,087)	$162,359,087

	TOTAL INVESTMENTS (Cost $162,359,087) - 327.1%	$162,359,087
	Liabilities in Excess of Other Assets - (227.1)%	(112,719,128)

	TOTAL NET ASSETS - 100.0%	$49,639,959

Percentages are stated as a percent of net assets.
10 Year Note Bear 2.5X Fund
Securities Sold Short
February 28, 2009 (Unaudited)

Principal
Amount		Value

U.S. TREASURY NOTES - 224.5%
$105,000,000	3.75%, 11/15/2018	$111,414,844

	TOTAL SECURITIES SOLD SHORT (Proceeds $114,989,751)	$111,414,844

10 Year Note Bear 2.5X Fund
Short Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
Contracts		Depreciation

104	U.S. Treasury 10-Year Note Futures Contracts Expiring June 2009 (Underlying Face Amount at Market Value $12,494,625)	$(17,065)

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Dynamic HY Bond Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Principal
Amount		Value

CORPORATE BONDS - 5.8%
ENERGY EQUIPMENT & SERVICES - 1.9%
$400,000	Key Energy Services, Inc. 8.375%, 12/1/2014 (a)	$262,000
METALS & MINING 3.9%
1,700,000	Novelis, Inc. 7.25%, 2/15/2015 (a)	539,750

	TOTAL CORPORATE BONDS (Cost $1,238,353)	$801,750

SHORT TERM INVESTMENTS - 84.6%
REPURCHASE AGREEMENTS - 6.8%
947,750	Mizuho Repurchase Agreement, 0.150%, 12/31/2010 (Dated 1/6/2009, Collateralized by U.S. Treasury Note, 3.750%, due 11/15/2018, valued at $901,930. Repurchase proceeds are $947,750.)	$947,750

Shares		Value

MONEY MARKET FUNDS - 77.8%
10,807,569	Goldman Sachs Financial Square Government Fund	10,807,569

	TOTAL SHORT TERM INVESTMENTS (Cost $11,755,319)	$11,755,319

	TOTAL INVESTMENTS (Cost $12,993,672) - 90.4%	$12,557,069
	Other Assets in Excess of Liabilities - 9.6%	1,335,569

	TOTAL NET ASSETS - 100.0%	$13,892,638

Dynamic HY Bond Fund
Securities Sold Short
February 28, 2009 (Unaudited)

Principal
Amount		Value

U.S. TREASURY NOTES - 6.5%
$850,000	3.75%, 11/15/2018	$901,930

	TOTAL SECURITIES SOLD SHORT (Proceeds $941,467)	$901,930

Percentages are stated as a percent of net assets.

(a)	Callable
(b)	Security deemed Illiquid (See Note 2)
Dynamic HY Bond Fund
Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation

38	S&P 500 Index eMini Futures
	Expiring March 2009 (Underlying Face Amount at Market Value $1,395,550)	$(208,173)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Dynamic HY Bond Fund
Credit Default Swap Contracts — Sell Protection1
February 28, 2009 (Unaudited)

						Upfront
		Implied	Receive			Payments
		Credit	Fixed	Termination	Notional	Paid	Unrealized
Counterparty	Reference Entity	Spread[2]	Rate	Date	Amount[3]	(Received)	Depreciation

Bank of America	CDX North American High Yield Index	14.69%	5.00%	12/20/2013	$2,425,000	$(654,750)	$(10,077)
Barclays Capital	CDX North American High Yield Index	14.69%	5.00%	12/20/2013	3,298,000	(902,827)	(1,337)
Goldman Sachs & Co.	CDX North American High Yield Index	14.69%	5.00%	12/20/2013	4,074,000	(1,033,778)	(83,133)

					$9,797,000	$(2,591,355)	$(94,547)

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.
[2]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk of the reference obligation and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity or reference obligation.
[3]	The maximum potential amount (if, after a credit event the value of the related reference obligation or obligations were determined to have a value of zero) the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

HY Bear Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 78.7%
MONEY MARKET FUNDS - 78.7%
24,122,146	Goldman Sachs Financial Square Government Fund	$24,122,146

	TOTAL SHORT TERM INVESTMENTS (Cost $24,122,146)	$24,122,146

	TOTAL INVESTMENTS (Cost $24,122,146) - 78.7%	$24,122,146
	Other Assets in Excess of Liabilities - 21.3%	6,511,073

	TOTAL NET ASSETS - 100.0%	$30,633,219

Percentages are stated as a percent of net assets.
HY Bear Fund
Credit Default Swap Contracts — Buy Protection1
February 28, 2009 (Unaudited)

						Upfront
		Implied	Receive			Payments
		Credit	Fixed	Termination	Notional	Paid	Unrealized
Counterparty	Reference Entity	Spread[2]	Rate	Date	Amount[3]	(Received)	Appreciation

Barclays Capital	CDX North American High Yield Index	14.69%	5.00%	12/20/2013	$2,619,000	$713,678	$4,829
Merrill Lynch	CDX North American High Yield Index	14.69%	5.00%	12/20/2013	17,120,500	4,625,808	107,471

					$19,739,500	$5,339,486	$112,300

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.
[2]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk of the reference obligation and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity or reference obligation.
[3]	The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Commodity Bull 2X Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 79.1%
MONEY MARKET FUNDS - 79.1%
1,058,723	AIM STIT-Treasury Portfolio	$1,058,723
1,058,722	Fidelity Institutional Money Market Government Portfolio	1,058,722
1,058,722	First American Government Obligations Fund	1,058,722
4,441,451	Goldman Sachs Financial Square Government Fund	4,441,451
1,058,722	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,058,722

	TOTAL SHORT TERM INVESTMENTS (Cost $8,676,340)	$8,676,340

	TOTAL INVESTMENTS (Cost $8,676,340) - 79.1%	$8,676,340
	Other Assets in Excess of Liabilities - 20.9%	2,286,580

	TOTAL NET ASSETS - 100.0%	$10,962,920

Percentages are stated as a percent of net assets.
Commodity Bull 2X Fund
Equity Swap Contracts
February 28, 2009 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	Morgan Stanley Commodity Related Equity Index	15,595	$15,846,235	6/22/2009	$(9,217,272)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	6,750	6,607,322	7/9/2009	(3,733,257)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	11,400	5,070,210	3/24/2010	(76,104)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	16,200	7,084,014	3/25/2010	3,930
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	500	220,523	3/26/2010	(1,751)

		50,445	$34,828,304		$(13,024,454)

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Emerging Markets Bull 2X Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 26.9%
MONEY MARKET FUNDS - 26.9%
771,167	AIM STIT-Treasury Portfolio	$771,167
771,166	Fidelity Institutional Money Market Government Portfolio	771,166
771,166	First American Government Obligations Fund	771,166
764,880	Goldman Sachs Financial Square Government Fund	764,880
771,166	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	771,166

	TOTAL SHORT TERM INVESTMENTS (Cost $3,849,545)	$3,849,545

	TOTAL INVESTMENTS (Cost $3,849,545) - 26.9%	$3,849,545
	Other Assets in Excess of Liabilities - 73.1%	10,431,956

	TOTAL NET ASSETS - 100.0%	$14,281,501

Percentages are stated as a percent of net assets.
Emerging Markets Bull 2X Fund
Equity Swap Contracts
February 28, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	iShare MSCI Emerging Market Index	32,400	$798,346	12/30/2009	$(110,758)
Merrill Lynch	iShare MSCI Emerging Market Index	56,074	1,402,186	12/31/2009	(212,199)
Merrill Lynch	iShare MSCI Emerging Market Index	58,500	1,500,601	1/7/2010	(259,142)
Merrill Lynch	iShare MSCI Emerging Market Index	47,500	1,206,500	1/8/2010	(198,474)
Merrill Lynch	iShare MSCI Emerging Market Index	81,000	1,938,735	1/13/2010	(219,747)
Merrill Lynch	iShare MSCI Emerging Market Index	45,000	1,027,350	1/14/2010	(72,340)
Merrill Lynch	iShare MSCI Emerging Market Index	60,000	1,399,650	1/16/2010	(126,313)
Merrill Lynch	iShare MSCI Emerging Market Index	15,000	334,050	1/23/2010	(15,711)
Merrill Lynch	iShare MSCI Emerging Market Index	17,000	382,160	1/26/2010	(21,376)
Merrill Lynch	iShare MSCI Emerging Market Index	6,500	148,877	1/27/2010	(10,931)
Merrill Lynch	iShare MSCI Emerging Market Index	81,000	1,950,740	1/28/2010	(231,756)
Merrill Lynch	iShare MSCI Emerging Market Index	45,000	1,010,700	3/2/2010	(55,684)
Merrill Lynch	iShare MSCI Emerging Market Index	1,000	23,076	3/3/2010	(1,854)
Merrill Lynch	iShare MSCI Emerging Market Index	25,500	607,321	3/5/2010	(66,157)
Merrill Lynch	iShare MSCI Emerging Market Index	117,000	2,918,890	3/6/2010	(435,945)
Merrill Lynch	iShare MSCI Emerging Market Index	117,500	2,914,999	3/9/2010	(421,438)
Merrill Lynch	iShare MSCI Emerging Market Index	167,500	4,003,887	3/12/2010	(449,187)
Merrill Lynch	iShare MSCI Emerging Market Index	58,000	1,300,128	3/18/2010	(69,218)
Merrill Lynch	iShare MSCI Emerging Market Index	60,000	1,295,580	3/20/2010	(22,113)
Merrill Lynch	iShare MSCI Emerging Market Index	90,000	1,995,300	3/24/2010	(84,968)
Merrill Lynch	iShare MSCI Emerging Market Index	160,000	3,485,632	3/25/2010	(89,093)

		1,341,474	$31,644,708		$(3,174,404)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Emerging Markets Bear 2X Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 85.3%
MONEY MARKET FUNDS - 85.3%
171,601	AIM STIT-Treasury Portfolio	$171,601
171,601	Fidelity Institutional Money Market Government Portfolio	171,601
171,601	First American Government Obligations Fund	171,601
912,407	Goldman Sachs Financial Square Government Fund	912,407
171,601	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	171,601

	TOTAL SHORT TERM INVESTMENTS (Cost $1,598,811)	$1,598,811

	TOTAL INVESTMENTS (Cost $1,598,811) - 85.3%	$1,598,811
	Other Assets in Excess of Liabilities - 14.7%	276,384

	TOTAL NET ASSETS - 100.0%	$1,875,195

Percentages are stated as a percent of net assets.
Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
February 28, 2009 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	iShare MSCI Emerging Market Index	16,600	$370,014	3/12/2010	$17,614
Merrill Lynch	iShare MSCI Emerging Market Index	15,000	328,247	3/19/2010	9,810
Merrill Lynch	iShare MSCI Emerging Market Index	20,000	418,872	3/23/2010	(5,714)
Merrill Lynch	iShare MSCI Emerging Market Index	103,000	2,281,560	3/24/2010	94,900
Merrill Lynch	iShare MSCI Emerging Market Index	22,200	475,148	3/26/2010	3,844

		176,800	$3,873,841		$120,454

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Developed Markets Bull 2X Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 67.3%
MONEY MARKET FUNDS - 67.3%
553,581	AIM STIT-Treasury Portfolio	$553,581
553,581	Fidelity Institutional Money Market Government Portfolio	553,581
553,581	First American Government Obligations Fund	553,581
546,747	Goldman Sachs Financial Square Government Fund	546,747
553,581	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	553,581

	TOTAL SHORT TERM INVESTMENTS (Cost $2,761,071)	$2,761,071

	TOTAL INVESTMENTS (Cost $2,761,071) - 67.3%	$2,761,071
	Other Assets in Excess of Liabilities - 32.7%	1,339,931

	TOTAL NET ASSETS - 100.0%	$4,101,002

Percentages are stated as a percent of net assets.
Developed Markets Bull 2X Fund
Equity Swap Contracts
February 28, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index	236,600	$9,329,372	6/4/2010	$(1,125,316)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Developed Markets Bear 2X Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 96.3%
MONEY MARKET FUNDS - 96.3%
562,012	AIM STIT-Treasury Portfolio	$562,012
562,012	Fidelity Institutional Money Market Government Portfolio	562,012
562,012	First American Government Obligations Fund	562,012
2,092,013	Goldman Sachs Financial Square Government Fund	2,092,013
562,012	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	562,012

	TOTAL SHORT TERM INVESTMENTS (Cost $4,340,061)	$4,340,061

	TOTAL INVESTMENTS (Cost $4,340,061) - 96.3%	$4,340,061
	Other Assets in Excess of Liabilities - 3.7%	167,209

	TOTAL NET ASSETS - 100.0%	$4,507,270

Percentages are stated as a percent of net assets.
Developed Markets Bear 2X Fund
Short Equity Swap Contracts
February 28, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index	260,150	$9,012,859	6/4/2010	$(10,535)

The accompanying notes are an integral part of these financial statements.
20  DIREXION SEMI-ANNUAL REPORT

China Bull 2X Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 81.4%
MONEY MARKET FUNDS - 81.4%
1,156,879	AIM STIT-Treasury Portfolio	$1,156,879
1,156,878	Fidelity Institutional Government Portfolio	1,156,878
1,156,878	First American Government Obligations Fund	1,156,878
1,122,864	Goldman Sachs Financial Square Government Fund	1,122,864
1,156,878	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,156,878

	TOTAL SHORT TERM INVESTMENTS (Cost $5,750,377)	$5,750,377

	TOTAL INVESTMENTS (Cost $5,750,377) - 81.4%	$5,750,377
	Other Assets in Excess of Liabilities - 18.6%	1,310,742

	TOTAL NET ASSETS - 100.0%	$7,061,119

Percentages are stated as a percent of net assets.
China Bull 2X Fund
Equity Swap Contracts
February 28, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	iShares FTSE/Xinhua China 25 Index	580,400	$15,201,761	1/4/2010	$(1,099,035)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  21

U.S. Government Money Market Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 101.1%
MONEY MARKET FUNDS - 101.1%
21,059,769	AIM STIT-Treasury Portfolio	$21,059,769
21,059,769	Fidelity Institutional Government Portfolio	21,059,769
21,059,769	First American Government Obligations Fund	21,059,769
20,984,769	Goldman Sachs Financial Square Government Fund	20,984,769
21,059,768	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	21,059,768

	TOTAL SHORT TERM INVESTMENTS (Cost $105,223,844)	$105,223,844

	TOTAL INVESTMENTS (Cost $105,223,844) - 101.1%	$105,223,844
	Liabilities in Excess of Other Assets - (1.1)%	(1,129,112)

	TOTAL NET ASSETS - 100.0%	$104,094,732

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
22  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

	Small Cap Bull	Small Cap Bear	10 Year Note Bull	10 Year Note Bear
	2.5X Fund	2.5X Fund	2.5X Fund	2.5X Fund
Assets:
Investments, at market value (Note 2)	$12,100,411	$4,896,911	$34,490,060	$45,545,649
Repurchase agreements	—	—	—	116,813,438
Cash	—	210	—	—
Receivable for Fund shares sold	230,035	1,000,686	531,927	260,650
Deposit at broker for futures	—	—	1,113,200	213,400
Unrealized appreciation on swaps	—	198,005	—	—
Variation margin receivable	—	—	32,178	—
Dividends and interest receivable	3,018	1,089	309,726	277
Other assets	17,203	30,439	23,701	17,568

Total Assets	12,350,667	6,127,340	36,500,792	162,850,982

Liabilities:
Securities sold short, at market value (Proceeds of $-, $-, $- and $114,989,751, respectively)	—	—	—	111,414,844
Payable for Fund shares redeemed	358,247	270,750	300,971	74,000
Due to broker	322,531	18	—	494,242
Unrealized depreciation on swaps	2,571,282	—	—	—
Variation margin payable	—	—	—	6,087
Interest payable on securities sold short	—	—	—	1,122,493
Accrued investment advisory fees	5,543	428	14,317	30,648
Accrued distribution expenses	1,919	828	6,737	10,373
Accrued expenses and other liabilities	14,541	16,120	51,855	58,336

Total Liabilities	3,274,063	288,144	373,880	113,211,023

Net Assets	$9,076,604	$5,839,196	$36,126,912	$49,639,959

Net Assets Consist Of:
Capital stock	$33,766,681	$34,953,100	$22,104,594	$61,333,920
Accumulated undistributed net investment income (loss)	(32,446)	(1,900,286)	199,350	(1,273,061)
Accumulated undistributed net realized gain (loss)	(22,086,349)	(27,411,623)	14,089,148	(13,978,742)
Net unrealized appreciation (depreciation) :
Investments	—	—	(339,319)	—
Securities sold short	—	—	—	3,574,907
Futures	—	—	73,139	(17,065)
Swaps	(2,571,282)	198,005	—	—

Total Net Assets	$9,076,604	$5,839,196	$36,126,912	$49,639,959

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$9,076,604	$5,839,196	$36,126,912	$49,639,959
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	845,848	497,451	1,279,351	4,555,172
Net asset value, redemption price and offering price per share	$10.73	$11.74	$28.24	$10.90

Cost of Investments	$12,100,411	$4,896,611	$34,829,379	$162,359,087

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  23

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund
Assets:
Investments, at market value (Note 2)	$12,557,069	$24,122,146	$8,676,340
Cash	—	—	1,000
Receivable for Fund shares sold	30,525	480,000	36,755
Receivable for investments sold	652,356	—	—
Deposit at broker for futures	188,100	—	—
Deposit at broker for swaps	5,265,598	—	16,144,442
Due from broker for swaps	—	4,477,345	—
Swap payments paid	—	5,339,486	—
Unrealized appreciation on swaps	—	112,300	—
Dividends and interest receivable	18,037	22,981	8,318
Other assets	19,934	30,438	37,355

Total Assets	18,731,619	34,584,696	24,904,210

Liabilities:
Securities sold short, at market value (Proceeds of $941,467, $- and $-, respectively)	901,930	—	—
Payable for Fund shares redeemed	893,496	35,359	65,000
Deposit from broker for swaps	—	3,842,941	—
Swap payments received	2,591,355	—	—
Due to broker for swaps	150,214	—	819,567
Unrealized depreciation on swaps	94,547	—	13,024,454
Variation margin payable	33,250	—	—
Accrued investment advisory fees	12,863	25,528	5,906
Accrued distribution expense	6,082	10,409	2,883
Accrued expenses and other liabilities	155,244	37,240	23,480

Total Liabilities	4,838,981	3,951,477	13,941,290

Net Assets	$13,892,638	$30,633,219	$10,962,920

Net Assets Consist Of:
Capital stock	$33,171,986	$28,030,328	$56,061,224
Accumulated undistributed net investment income (loss)	(730,509)	(190,673)	(27,392)
Accumulated undistributed net realized gain (loss)	(17,849,053)	2,681,264	(32,046,458)
Net unrealized appreciation (depreciation) on:
Investments	(436,603)	—	—
Securities sold short	39,537	—	—
Futures	(208,173)	—	—
Swaps	(94,547)	112,300	(13,024,454)

Total Net Assets	$13,892,638	$30,633,219	$10,962,920

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	13,892,638	30,633,219	$10,962,920
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	1,074,311	1,510,136	613,383
Net asset value, redemption price and offering price per share	$12.93	$20.29	$17.87

Cost of Investments	$12,993,672	$24,122,146	$8,676,340

The accompanying notes are an integral part of these financial statements.
24  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund
Assets:
Investments, at market value (Note 2)	$3,849,545	$1,598,811	$2,761,071	$4,340,061
Receivable for Fund shares sold	4,089,346	45,882	310,500	246,772
Receivable from Adviser	—	11,375	—	2,827
Deposit at broker for swaps	11,361,176	110,000	2,390,000	—
Due from broker for swaps	—	50,000	—	—
Due from Administrator	183,530	—	—	—
Unrealized appreciation on swaps	—	120,454	—	—
Dividends and interest receivable	6,471	4,645	2,290	1,796
Other assets	85,632	33,010	36,025	85,212

Total Assets	19,575,700	1,974,177	5,499,886	4,676,668

Liabilities:
Payable for Fund shares redeemed	1,993,103	22,430	180,650	146,077
Payable to Custodian	—	47,500	—	—
Due to broker for swaps	93,068	—	77,382	1,284
Unrealized depreciation on swaps	3,174,404	—	1,125,316	10,535
Accrued investment advisory fees	10,366	—	2,202	—
Accrued distribution expense	3,260	346	1,218	657
Accrued expenses and other liabilities	19,998	28,706	12,116	10,845

Total Liabilities	5,294,199	98,982	1,398,884	169,398

Net Assets	$14,281,501	$1,875,195	$4,101,002	$4,507,270

Net Assets Consist Of:
Capital stock	$63,489,444	$13,300,985	$14,283,340	$3,119,493
Accumulated undistributed net investment income (loss)	(146,381)	(1,423,630)	(631,592)	(636,747)
Accumulated undistributed net realized gain (loss)	(45,887,158)	(10,122,614)	(8,425,430)	2,035,059
Net unrealized appreciation (depreciation) on:
Swaps	(3,174,404)	120,454	(1,125,316)	(10,535)

Total Net Assets	$14,281,501	$1,875,195	$4,101,002	$4,507,270

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$14,281,501	$1,875,195	$4,101,002	$4,507,270
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	787,521	195,171	257,572	212,102
Net asset value, redemption price and offering price per share	$18.13	$9.61	$15.92	$21.25

Cost of Investments	$3,849,545	$1,598,811	$2,761,071	$4,340,061

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  25

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

	China Bull	U.S. Government
	2X Fund	Money Market Fund

Assets:
Investments, at market value (Note 2)	$5,750,377	$105,223,844
Receivable for Fund shares sold	396,322	4,173,822
Receivable from Adviser	—	62,347
Deposit at broker for swaps	2,250,000	—
Dividends and interest receivable	3,894	50,916
Other assets	8,964	42,196

Total Assets	8,409,557	109,553,125

Liabilities:
Payable for Fund shares redeemed	161,579	5,282,797
Unrealized depreciation on swaps	1,099,035	—
Due to broker	54,736	—
Accrued investment advisory fees	798	—
Accrued distribution expense	1,233	—
Accrued expenses and other liabilities	31,057	175,596

Total Liabilities	1,348,438	5,458,393

Net Assets	$7,061,119	$104,094,732

Net Assets Consist Of:
Capital stock	$20,804,634	$104,083,153
Accumulated undistributed net investment income (loss)	(38,601)	14,981
Accumulated undistributed net realized gain (loss)	(12,605,879)	(3,402)
Net unrealized appreciation/(depreciation) on:
Swaps	(1,099,035)	—

Total Net Assets	$7,061,119	$104,094,732

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$7,061,119	$104,094,732
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	379,238	104,094,745
Net asset value, redemption price and offering price per share	$18.62	$1.00

Cost of Investments	$5,750,377	$105,223,844

The accompanying notes are an integral part of these financial statements.
26  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Six Months Ended February 28, 2009 (Unaudited)

	Small Cap Bull	Small Cap Bear	10 Year Note Bull	10 Year Note Bear
	2.5X Fund	2.5X Fund	2.5X Fund	2.5X Fund
Investment income:
Dividend income	$—	$—	$—	$—
Interest income	33,480	33,552	537,403	536,668

Total investment income	33,480	33,552	537,403	536,668

Expenses:
Investment advisory fees	27,344	26,186	144,477	151,303
Distribution expenses	9,115	8,729	48,159	50,435
Shareholder servicing fees	9,115	8,729	48,159	27,771
Administration fees	1,466	1,247	6,694	7,402
Fund accounting fees	3,230	4,497	15,206	17,084
Custody fees	919	787	4,430	3,882
Transfer agent fees	4,962	6,834	25,510	50,434
Federal and state registration	8,351	5,667	12,876	10,947
Professional fees	6,241	8,798	18,911	17,102
Reports to shareholders	1,857	2,533	11,339	10,693
Trustees’ fees and expenses	895	7	2,098	1,999
Other	996	—	5,373	5,505

Total expenses before reimbursement and dividends or interest on securities sold short	74,491	74,014	343,232	354,557
Dividends or interest on securities sold short	—	—	—	1,456,059
Interest on line of credit	—	—	305	—

Net expenses after dividends or interest on securities sold short	74,491	74,014	343,537	1,810,616
Less: Reimbursement of expenses from Adviser	(8,565)	(11,690)	(5,486)	(887)
Plus: Recoupment of previously waived expenses	—	—	—	0

Total expenses	65,926	62,324	338,051	1,809,729

Net investment income (loss)	(32,446)	(28,772)	199,350	(1,273,061)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	8,701	5,801	5,135,262	—
Options written	1,400	2,800	—	—
Securities sold short	—	—	—	(8,618,494)
Futures	16,405	(62,238)	8,931,848	(1,061,063)
Swaps	(5,767,081)	8,115,573	—	(138,630)

	(5,740,575)	8,061,936	14,067,110	(9,818,187)

Change in unrealized appreciation (depreciation) on:
Investments	1,199	799	(527,583)	—
Options written	(5,700)	(11,400)	—	—
Securities sold short	—	—	—	4,361,900
Futures	—	—	104,548	(22,695)
Swaps	(2,600,988)	469,181	—	117,502

	(2,605,489)	458,580	(423,035)	4,456,707

Net realized and unrealized gain (loss) on investments	(8,346,064)	8,520,516	13,644,075	(5,361,480)

Net increase (decrease) in net assets resulting from operations	$(8,378,510)	$8,491,744	$13,843,425	$(6,634,541)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  27

Statements of Operations
Six Months Ended February 28, 2009 (Unaudited)

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund
Investment income:
Dividend income (net of foreign withholding tax of $-, $- and $133, respectively)	$—	$—	$28,878
Interest income	397,653	160,315	83,237

Total investment income	397,653	160,315	112,115

Expenses:
Investment advisory fees	220,208	120,497	58,201
Distribution expenses	73,403	40,166	19,400
Shareholder servicing fees	73,488	40,166	19,400
Administration fees	12,465	5,981	3,116
Fund accounting fees	20,079	15,144	5,385
Custody fees	9,514	2,289	1,606
Transfer agent fees	46,763	24,863	10,182
Federal and state registration	15,763	8,692	9,404
Professional fees	37,611	18,949	12,855
Reports to shareholders	41,913	7,408	8,653
Trustees’ fees and expenses	2,612	1,492	398
Other	11,145	5,659	2,902

Total expenses before reimbursement and dividends or interest on securities sold short	564,964	291,306	151,502
Dividends or interest on securities sold short	4,755	—	—

Net expenses after dividends or interest on securities sold short	569,719	291,306	151,502
Less: Reimbursement of expenses from Adviser	(13,560)	(9,762)	(11,995)

Total expenses	556,159	281,544	139,507

Net investment income (loss)	(158,506)	(121,229)	(27,392)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(244,539)	—	(6,598,782)
Futures	(2,934,339)	(53,904)	—
Swaps	(10,117,093)	3,070,812	(19,330,995)

	(13,295,971)	3,016,908	(25,929,777)

Change in unrealized appreciation (depreciation) on:
Investments	(436,603)	—	(1,818,269)
Securities sold short	39,537	—	—
Futures	(208,173)	—	—
Swaps	(152,000)	218,279	(3,783,437)

	(757,239)	218,279	(5,601,706)

Net realized and unrealized gain (loss) on investments	(14,053,210)	3,235,187	(31,531,483)

Net increase (decrease) in net assets resulting from operations	$(14,211,716)	$3,113,958	$(31,558,875)

The accompanying notes are an integral part of these financial statements.
28  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Six Months Ended February 28, 2009 (Unaudited)

	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund
Investment income:
Dividend income	$5,787	$—	$—	$—
Interest income	77,759	22,206	33,831	34,473

Total investment income	83,546	22,206	33,831	34,473

Expenses:
Investment advisory fees	56,343	19,631	25,044	24,949
Distribution expenses	18,781	6,544	8,348	8,316
Shareholder servicing fees	18,781	6,544	8,348	8,316
Administration fees	2,920	963	1,180	1,135
Fund accounting fees	7,043	4,313	2,256	7,447
Custody fees	897	464	670	420
Transfer agent fees	9,965	9,842	3,908	8,939
Federal and state registration	11,664	14,651	8,145	17,650
Professional fees	4,853	6,660	6,696	5,922
Reports to shareholders	4,371	2,216	1,284	1,920
Trustees’ fees and expenses	957	829	840	927
Other	—	25,940	5,359	1,868

Total expenses before reimbursement	136,575	98,597	72,078	87,809
Less: Reimbursement of expenses from Adviser	—	(52,168)	(11,028)	(28,462)
Plus: Recoupment of previously waived expenses	834	—	—	—

Total expenses	137,409	46,429	61,050	59,347

Net investment income (loss)	(53,863)	(24,223)	(27,219)	(24,874)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(1,296,276)	(39,280)	(29,650)	—
Options written	(26,652)	(45,661)	—	—
Futures	(14,794)	62,010	—	(66,410)
Swaps	(27,181,976)	1,220,857	(5,678,790)	3,740,976
Contribution by Administrator	183,530	—	—	—

	(28,336,168)	1,197,926	(5,708,440)	3,674,566

Change in unrealized appreciation (depreciation) on:
Investments	(4,386)	—	—	—
Options written	(25,500)	(12,751)	—	—
Swaps	2,286,750	248,707	(1,201,029)	350,147

	2,256,864	235,956	(1,201,029)	350,147

Net realized and unrealized gain (loss) on investments	(26,079,304)	1,433,882	(6,909,469)	4,024,713

Net increase (decrease) in net assets resulting from operations	$(26,133,167)	$1,409,659	$(6,936,688)	$3,999,839

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  29

Statements of Operations
Six Months Ended February 28, 2009 (Unaudited)

	China Bull	U.S. Government
	2X Fund	Money Market Fund
Investment income:
Interest income	$13,546	$687,465

Total investment income	13,546	687,465

Expenses:
Investment advisory fees	20,442	271,229
Distribution expenses	6,814	—
Shareholder servicing fees	6,814	72,063
Administration fees	1,050	14,094
Fund accounting fees	2,573	43,396
Custody fees	299	12,541
Transfer agent fees	4,757	135,614
Federal and state registration	9,467	20,920
Professional fees	8,393	43,557
Reports to shareholders	1,208	26,178
Trustees’ fees and expenses	479	4,549
Other	8,254	32,307

Total expenses before reimbursement	70,550	676,448
Less: Reimbursement of expenses from Adviser	(20,657)	(166,307)

Total expenses	49,893	510,141

Net investment income (loss)	(36,347)	177,324

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(591,896)	—
Options written	(25,153)	—
Swaps	(10,046,370)	—

	(10,663,419)	—

Change in unrealized appreciation (depreciation) on:
Investments	(578)	—
Options written	(15,050)	—
Swaps	(249,521)	—

	(265,149)	—

Net realized and unrealized gain (loss) on investments	(10,928,568)	—

Net increase (decrease) in net assets resulting from operations	$(10,964,915)	$177,324

The accompanying notes are an integral part of these financial statements.
30  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008
Operations:
Net investment income (loss)	$(32,446)	$55,943	$(28,772)	$206,582
Net realized gain (loss) on investments	(5,740,575)	(1,109,498)	8,061,936	(4,899,977)
Change in unrealized appreciation (depreciation) on investments	(2,605,489)	(64,942)	458,580	2,098,647

Net increase (decrease) in net assets resulting from operations	(8,378,510)	(1,118,497)	8,491,744	(2,594,748)

Distributions to shareholders:
Net investment income	—	(523,740)	(2,122,718)	(562,369)
Net realized gains	—	—	—	—

Total distributions	—	(523,740)	(2,122,718)	(562,369)

Capital share transactions:
Proceeds from shares sold	55,819,313	89,897,867	49,906,122	183,249,882
Proceeds from shares issued to holders in reinvestment of distributions	—	489,445	2,040,036	514,768
Cost of shares redeemed	(44,017,011)	(86,652,923)	(65,841,251)	(196,911,376)

Net increase (decrease) in net assets resulting from capital share transactions	11,802,302	3,734,389	(13,895,093)	(13,146,726)

Total increase (decrease) in net assets	3,423,792	2,092,152	(7,526,067)	(16,303,843)

Net assets:
Beginning of year/period	5,652,812	3,560,660	13,365,263	29,669,106

End of year/period	$9,076,604	$5,652,812	$5,839,196	$13,365,263

(Accumulated) undistributed net investment income (loss), end of year/period	$(32,446)	$—	$(1,900,286)	$251,204

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  31

Statements of Changes in Net Assets

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008
Operations:
Net investment income (loss)	$199,350	$587,465	$(1,273,061)	$(418,399)
Net realized gain (loss) on investments	14,067,110	10,818,066	(9,818,187)	(2,612,280)
Change in unrealized appreciation (depreciation) on investments	(423,035)	(102,624)	4,456,707	(713,016)

Net increase (decrease) in net assets resulting from operations	13,843,425	11,302,907	(6,634,541)	(3,743,695)

Distributions to shareholders:
Net investment income	—	(38,088)	—	(23,079)
Net realized gains	—	(217,579)	—	—
Return of capital	—	—	—	(93,987)

Total distributions	—	(255,667)	—	(117,066)

Capital share transactions:
Proceeds from shares sold	193,505,347	469,628,505	91,731,363	85,063,140
Proceeds from shares issued to holders in reinvestment of distributions	—	238,454	—	114,519
Cost of shares redeemed	(199,776,668)	(460,574,534)	(72,927,506)	(49,639,801)

Net increase (decrease) in net assets resulting from capital share transactions	(6,271,321)	9,292,425	18,803,857	35,537,858

Total increase (decrease) in net assets	7,572,104	20,339,665	12,169,316	31,677,097

Net assets:
Beginning of year/period	28,554,808	8,215,143	37,470,643	5,793,546

End of year/period	$36,126,912	$28,554,808	$49,639,959	$37,470,643

(Accumulated) undistributed net investment income (loss), end of year/period	$199,350	$—	$(1,273,061)	$—

The accompanying notes are an integral part of these financial statements.
32  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended		Six Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008
Operations:
Net investment income (loss)	$(158,506)	$1,021,042	$(121,229)	$446,495
Net realized gain (loss) on investments	(13,295,971)	(1,664,097)	3,016,908	560,250
Change in unrealized appreciation (depreciation) on investments	(757,239)	(295,308)	218,279	22,275

Net increase (decrease) in net assets resulting from operations	(14,211,716)	(938,363)	3,113,958	1,029,020

Distributions to shareholders:
Net investment income	(1,295,977)	(2,488,092)	(175,424)	(294,072)
Net realized gains	—	—	(80,765)	(929,448)

Total distributions	(1,295,977)	(2,488,092)	(256,189)	(1,223,520)

Capital share transactions:
Proceeds from shares sold	586,899,882	605,396,265	213,410,758	376,891,291
Proceeds from shares issued to holders in reinvestment of distributions	956,726	2,080,156	154,114	949,730
Cost of shares redeemed	(584,380,587)	(654,661,601)	(214,543,040)	(375,471,546)

Net increase (decrease) in net assets resulting from capital share transactions	3,476,021	(47,185,180)	(978,168)	2,369,475

Total increase (decrease) in net assets	(12,031,672)	(50,611,635)	1,879,601	2,174,975

Net assets:
Beginning of year/period	25,924,310	76,535,945	28,753,618	26,578,643

End of year/period	$13,892,638	$25,924,310	$30,633,219	$28,753,618

(Accumulated) undistributed net investment income (loss), end of year/period	$(730,509)	$723,974	$(190,673)	$105,980

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  33

Statements of Changes in Net Assets

	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008
Operations:
Net investment income (loss)	$(27,392)	$230,199	$(53,863)	$380,503
Net realized gain (loss) on investments	(25,929,777)	10,173,742	(28,336,168)	(8,434,231)
Change in unrealized appreciation (depreciation) on investments	(5,601,706)	(9,265,512)	2,256,864	(7,746,567)

Net increase (decrease) in net assets resulting from operations	(31,558,875)	1,138,429	(26,133,167)	(15,800,295)

Distributions to shareholders:
Net investment income	—	(6,337,915)	(92,518)	(372,501)
Net realized gains	—	(181,911)	—	(5,113,687)
Return of capital	—	—	—	(6,221,172)

Total distributions	—	(6,519,826)	(92,518)	(11,707,360)

Capital share transactions:
Proceeds from shares sold	31,450,037	187,986,507	119,989,500	273,700,606
Proceeds from shares issued to holders in reinvestment of distributions	—	6,045,827	89,671	10,637,278
Cost of shares redeemed	(32,009,088)	(186,305,904)	(101,861,843)	(278,781,366)

Net increase (decrease) in net assets resulting from capital share transactions	(559,051)	7,726,430	18,217,328	5,556,518

Total increase (decrease) in net assets	(32,117,926)	2,345,033	(8,008,357)	(21,951,137)

Net assets:
Beginning of year/period	43,080,846	40,735,813	22,289,858	44,240,995

End of year/period	$10,962,920	$43,080,846	$14,281,501	$22,289,858

(Accumulated) undistributed net investment income (loss), end of year/period	$(27,392)	$—	$(146,381)	$—

The accompanying notes are an integral part of these financial statements.
34  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Emerging Markets Bear 2X Fund		Developed Markets Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008
Operations:
Net investment income (loss)	$(24,223)	$218,095	$(27,219)	$36,451
Net realized gain (loss) on investments	1,197,926	(8,859,339)	(5,708,440)	(2,748,376)
Change in unrealized appreciation (depreciation) on investments	235,956	1,870,927	(1,201,029)	(200,644)

Net increase (decrease) in net assets resulting from operations	1,409,659	(6,770,317)	(6,936,688)	(2,912,569)

Distributions to shareholders:
Net investment income	(1,399,407)	—	(604,373)	(560,910)
Net realized gains	—	—	—	(70,966)
Return of capital	—	—	—	(262,501)

Total distributions	(1,399,407)	—	(604,373)	(894,377)

Capital share transactions:
Proceeds from shares sold	84,206,653	162,822,542	56,790,551	62,380,365
Proceeds from shares issued to holders in reinvestment of distributions	1,297,334	—	586,987	877,299
Cost of shares redeemed	(92,808,963)	(169,471,753)	(48,439,236)	(67,233,095)

Net increase (decrease) in net assets resulting from capital share transactions	(7,304,976)	(6,649,211)	8,938,302	(3,975,431)

Total increase (decrease) in net assets	(7,294,724)	(13,419,528)	1,397,241	(7,782,377)

Net assets:
Beginning of year/period	9,169,919	22,589,447	2,703,761	10,486,138

End of year/period	$1,875,195	$9,169,919	$4,101,002	$2,703,761

(Accumulated) undistributed net investment income (loss), end of year/period	$(1,423,630)	$—	$(631,592)	$—

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  35

Statements of Changes in Net Assets

	Developed Markets Bear 2X Fund		China Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2009	Year Ended	February 28, 2009	December 3, 2007[1]
	(Unaudited)	August 31, 2008	(Unaudited)	to August 31, 2008
Operations:
Net investment income (loss)	$(24,874)	$182,900	$(36,347)	$17,694
Net realized gain (loss) on investments	3,674,566	4,182,086	(10,663,419)	(1,942,460)
Change in unrealized appreciation (depreciation) on investments	350,147	152,816	(265,149)	(833,886)

Net increase (decrease) in net assets resulting from operations	3,999,839	4,517,802	(10,964,915)	(2,758,652)

Distributions to shareholders:
Net investment income	(2,165,581)	—	(20,003)	—
Net realized gains	—	—	—	—

Total distributions	(2,165,581)	—	(20,003)	—

Capital share transactions:
Proceeds from shares sold	120,909,477	148,780,387	85,152,890	72,953,135
Proceeds from shares issued to holders in reinvestment of distributions	2,128,242	—	19,232	—
Cost of shares redeemed	(131,497,803)	(148,847,037)	(73,421,394)	(63,899,174)

Net increase (decrease) in net assets resulting from capital share transactions	(8,460,084)	(66,650)	11,750,728	9,053,961

Total increase (decrease) in net assets	(6,625,826)	4,451,152	765,810	6,295,309

Net assets:
Beginning of year/period	11,133,096	6,681,944	6,295,309	—

End of year/period	$4,507,270	$11,133,096	$7,061,119	$6,295,309

(Accumulated) undistributed net investment income (loss), end of year/period	$(636,747)	$1,533,708	$(38,601)	$17,749

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
36  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	U.S. Government Money Market Fund
	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008
Operations:
Net investment income (loss)	$177,324	$1,276,957
Net realized gain (loss) on investments	—	—
Change in unrealized appreciation (depreciation) on investments	—	—

Net increase (decrease) in net assets resulting from operations	177,324	1,276,957

Distributions to shareholders:
Net investment income	(177,324)	(1,276,957)
Net realized gains	—	—

Total distributions	(177,324)	(1,276,957)

Capital share transactions:
Proceeds from shares sold	684,412,197	810,278,680
Proceeds from shares issued to holders in reinvestment of distributions	160,775	1,065,340
Cost of shares redeemed	(671,748,651)	(768,561,925)

Net increase (decrease) in net assets resulting from capital share transactions	12,824,321	42,782,095

Total increase (decrease) in net assets	12,824,321	42,782,095

Net assets:
Beginning of year/period	91,270,411	48,488,316

End of year/period	$104,094,732	$91,270,411

(Accumulated) undistributed net investment income (loss), end of year/period	$14,981	$14,981

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  37

Financial Highlights
February 28, 2009

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Small Cap Bull 2.5X Fund[11]
Six months ended February 28, 2009 (Unaudited)	$80.66	$(0.09)	$(69.84)	$(69.93)	$—	$—	$—	$—	$10.73	(86.70%)[2]	$9,077	—	—	2.04%	1.81%	(0.89%)	0%[2]
Year ended August 31, 2008	120.08	1.10	(31.22)	(30.12)	(9.30)	—	—	(9.30)	80.66	(26.31%)	5,653	—	—	2.50%	1.75%	1.24%	723%
Year ended August 31, 2007	106.88	3.60	9.60	13.20	—	—	—	—	120.08	12.33%	3,561	—	—	3.19%	1.75%	2.76%	535%
Year ended August 31, 2006	113.20	2.96	(9.28)	(6.32)	—	—	—	—	106.88	(5.60%)	4,418	—	—	2.07%	1.75%	2.50%	762%
Year ended August 31, 2005	90.90	0.46	21.84	22.30	—	—	—	—	113.20	24.53%	15,573	—	—	1.75%	1.75%	0.43%	407%
Year ended August 31, 2004	83.50	(1.04)	8.44	7.40	—	—	—	—	90.90	8.86%	8,263	—	—	1.75%	1.75%	(1.10%)	0%
Small Cap Bear 2.5X Fund
Six months ended February 28, 2009 (Unaudited)	10.20	(0.05)	8.51	8.46	(6.92)	—	—	(6.92)	11.74	103.08%[2]	5,839	—	—	2.12%	1.78%	(0.82%)	0%[2]
Year ended August 31, 2008	11.61	0.17	(1.16)	(0.99)	(0.42)	—	—	(0.42)	10.20	(8.95%)	13,365	—	—	2.27%	1.75%	1.39%	0%
Year ended August 31, 2007	15.12	0.39	(3.90)	(3.51)	—	—	—	—	11.61	(23.21%)	29,669	—	—	2.15%	1.75%	3.25%	0%
Year ended August 31, 2006	19.88	0.41	(3.70)	(3.29)	(0.75)	—	(0.72)	(1.47)	15.12	(17.09%)	16,190	—	—	1.75%	1.88%	2.23%	0%
Year ended August 31, 2005	26.48	0.15	(6.75)	(6.60)	—	—	—	—	19.88	(24.92%)	47,713	—	—	2.16%	1.95%	0.68%	0%
Year ended August 31, 2004	31.77	(0.34)	(4.83)	(5.17)	(0.12)	—	—	(0.12)	26.48	(16.33%)	7,729	—	—	2.00%	1.95%	(1.26%)	0%
10 Year Note Bull 2.5X Fund
Six months ended February 28, 2009 (Unaudited)	24.14	0.14	3.96	4.10	—	—	—	—	28.24	16.98%[2]	36,127	—	—	1.78%	1.75%	1.03%	498%[2]
Year ended August 31, 2008	20.12	0.40	4.35	4.75	(0.11)	(0.62)	—	(0.73)	24.14	24.07%	28,555	—	—	1.77%	1.75%	1.70%	2,086%
Year ended August 31, 2007	18.73	0.62 [7]	0.77	1.39	—	—	—	—	20.12	7.42%	8,215	8.80%	7.48%	3.07%	1.75%	3.20%[8]	1,083%
Year ended August 31, 2006	20.96	0.62 [7]	(2.39)	(1.77)	(0.33)	—	(0.13)	(0.46)	18.73	(8.52%)	14,776	8.84%	5.84%	4.75%	1.75%	3.53%[8]	889%
March 31, 2005[12] to August 31, 2005	20.00	0.22	0.74	0.96	—	—	—	—	20.96	4.80%[2]	1,212	—	—	8.81%	1.60%	2.80%	1,444%[2]
10 Year Note Bear 2.5X Fund
Six months ended February 28, 2009 (Unaudited)	13.82	(0.36)[9]	(2.56)	(2.92)	—	—	—	—	10.90	(21.13%)[2]	49,640	8.96%	8.95%	1.76%	1.75%	(6.30%)[10]	0%[2]
Year ended August 31, 2008	17.57	(0.31)[9]	(3.26)	(3.57)	(0.04)	—	(0.14)	(0.18)	13.82	(20.46%)	37,471	8.02%	7.88%	1.89%	1.75%	(2.09%)[10]	0%
Year ended August 31, 2007	18.87	0.44 [9]	(1.03)	(0.59)	(0.21)	(0.50)	—	(0.71)	17.57	(3.27%)	5,794	11.92%	11.40%	2.27%	1.75%	2.37%[10]	0%
Year ended August 31, 2006	17.02	— [9]	1.85	1.85	—	—	—	—	18.87	10.87%	8,201	10.45%	10.45%	1.75%	1.75%	0.02%[10]	0%
Year ended August 31, 2005	17.96	(0.20)[9]	(0.74)	(0.94)	—	—	—	—	17.02	(5.23%)	35,994	6.94%	7.06%	1.63%	1.75%	(1.13%)[10]	0%
May 17, 2004[12] to August 31, 2004	20.00	(0.03)	(2.01)	(2.04)	—	—	—	—	17.96	(10.20%)[2]	4,721	3.95%	1.75%	3.95%	1.75%	(0.60%)	0%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before interest on short positions for the year ended August 31, 2007 and the year ended August 31, 2006 was $1.73 and $1.33, respectively.
[8]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2007 and 2006 was 8.93% and 7.63%, respectively.
[9]	Net investment income (loss) before interest on short positions for the six months ended February 28, 2009 and years ended August 31, 2008, 2007, 2006 and 2005 were $0.05, $0.59, $2.25, $1.64 and $0.74, respectively.
[10]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the period ended February 28, 2009 and years ended August 31, 2008, 2007, 2006 and 2005 were 0.91%, 4.04%, 12.02%, 8.73% and 4.31%, respectively.
[11]	On December 15, 2008, the Small Cap Bull 2.5X Fund had a 2:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 2:1 reverse stock split.
[12]	Commencement of operations.

38  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
February 28, 2009

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Dynamic HY Bond Fund
Six months ended February 28, 2009 (Unaudited)	$16.38	$(0.04)[8]	$(2.58)	$(2.62)	$(0.83)	$—	$—	$(0.83)	$12.93	(16.41%)[2]	$13,893	1.94%	1.89%	1.92%	1.87%	(0.54%)[9]	661%[2]
Year ended August 31, 2008	18.67	0.32	(1.38)	(1.06)	(1.23)	—	—	(1.23)	16.38	(5.85%)[7]	25,924	—	—	1.74%	1.74%	1.80%	241%
Year ended August 31, 2007	18.16	0.79	0.51	1.30	(0.79)	—	—	(0.79)	18.67	7.24%	76,536	—	—	1.52%	1.52%	4.16%	426%
Year ended August 31, 2006	19.00	0.77	0.23	1.00	(1.84)	—	—	(1.84)	18.16	5.58%	101,987	—	—	1.46%	1.46%	4.18%	805%
Year ended August 31, 2005	20.35	0.84	(1.37)	(0.53)	(0.82)	—	—	(0.82)	19.00	(2.66%)	206,548	—	—	1.39%	1.39%	4.14%	622%
July 1, 2004[14] to August 31, 2004	20.00	0.17	0.18	0.35	—	—	—	—	20.35	1.75%[2]	251,241	—	—	1.50%	1.50%	5.32%	47%[2]
HY Bear Fund
Six months ended February 28, 2009 (Unaudited)	18.74	(0.07)	1.85	1.78	(0.16)	(0.07)	—	(0.23)	20.29	9.54%[2]	30,633	—	—	1.81%	1.75%	(0.75%)	0%[2]
Year ended August 31, 2008	19.23	0.25 [10]	0.06	0.31	(0.16)	(0.64)	—	(0.80)	18.74	1.63%	28,754	2.37%	2.26%	1.86%	1.75%	1.31%[11]	0%
Year ended August 31, 2007	19.48	0.66 [10]	(0.79)	(0.13)	(0.12)	—	—	(0.12)	19.23	(0.66%)	26,579	3.18%	3.22%	1.68%	1.72%	3.41%[11]	0%
September 30, 2005[14] to August 31, 2006	20.00	0.45 [10]	(0.97)	(0.52)	—	—	—	—	19.48	(2.60%)[2]	9,021	3.72%	2.02%	3.45%	1.75%	2.51%[11]	1,150%[2]
Commodity Bull 2X Fund[12]
Six months ended February 28, 2009 (Unaudited)	90.21	(0.05)	(72.29)	(72.34)	—	—	—	—	17.87	(80.19%)[2]	10,963	—	—	1.95%	1.80%	(0.35%)	16%[2]
Year ended August 31, 2008	96.06	0.39	10.68	11.07	(0.48)	(16.44)	—	(16.92)	90.21	10.93%	43,081	—	—	1.78%	1.75%	0.35%	168%
Year ended August 31, 2007	61.44	1.38	33.24	34.62	—	—	—	—	96.06	56.35%	40,736	—	—	2.06%	1.75%	1.56%	612%
Year ended August 31, 2006	75.09	1.29	(8.28)	(6.99)	—	(6.66)	—	(6.66)	61.44	(9.35%)	1,563	—	—	2.59%	1.75%	1.80%	8,528%
February 17, 2005[14] to August 31, 2005	60.00	0.48	14.61	15.09	—	—	—	—	75.09	25.15%[2]	35,090	—	—	2.00%	1.75%	1.37%	0%[2]
Emerging Markets Bull 2X Fund[13]
Six months ended February 28, 2009 (Unaudited)	106.45	(0.10)	(88.15)	(88.25)	(0.07)	—	—	(0.07)	18.13	(82.88%)[2]	14,282	—	—	1.82%	1.83%	(0.72%)	1,473%[2]
Year ended August 31, 2008	194.45	1.45	(38.75)	(37.30)	(1.80)	(22.15)	(26.75)	(50.70)	106.45	(27.82%)	22,290	—	—	1.75%	1.75%	0.85%	2,796%
Year ended August 31, 2007	125.10	1.55	82.05	83.60	(2.40)	(11.85)	—	(14.25)	194.45	69.47%	44,241	—	—	2.02%	1.75%	0.93%	2,617%
November 1, 2005[14] to August 31, 2006	100.00	1.00	25.95	26.95	(1.85)	—	—	(1.85)	125.10	27.06%[2]	19,889	—	—	1.55%	1.55%	0.92%	954%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	The Adviser made a contribution due to trading error. If the contribution had not been made, the total return would have been lower by 0.41%.
[8]	Net investment income (loss) before interest on short positions for the six months ended February 28, 2009 was $(0.04).
[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the six months ended February 28, 2009 was (0.52%).
[10]	Net investment income (loss) before interest on short positions for the years ended August 31, 2008, 2007 and 2006 were $0.35, $0.94 and $0.41, respectively.
[11]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2008, 2007 and 2006 were 1.83%, 4.96% and 2.25%, respectively.
[12]	On December 15, 2008, the Commodity Bull 2X Fund had a 3:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 3:1 reverse stock split.
[13]	On December 15, 2008, the Emerging Markets Bull 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[14]	Commencement of operations.

DIREXION SEMI-ANNUAL REPORT  39

Financial Highlights
February 28, 2009

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Emerging Markets Bear 2X Fund[7]
Six months ended February 28, 2009 (Unaudited)	$26.43	$(0.10)	$(10.84)	$(10.94)	$(5.88)	$—	$—	$(5.88)	$9.61	(32.78%)[2]	$1,875	—	—	3.77%	1.77%	(0.92%)	2,726%[2]
Year ended August 31, 2008	28.60	0.09	(2.26)	(2.17)	—	—	—	—	26.43	(7.59%)	9,170	—	—	2.04%	1.75%	1.66%	0%
Year ended August 31, 2007	60.50	1.35	(32.00)	(30.65)	(1.25)	—	—	(1.25)	28.60	(51.25%)	22,589	—	—	2.59%	1.75%	3.49%	0%
November 4, 2005[12] to August 31, 2006	100.00	1.70	(41.20)	(39.50)	—	—	—	—	60.50	(39.50%)[2]	2,726	—	—	2.72%	1.71%	2.87%	0%[2]
Developed Markets Bull 2X Fund[8]
Six months ended February 28, 2009 (Unaudited)	73.85	(0.11)	(55.43)	(55.54)	(2.39)	—	—	(2.39)	15.92	(76.47%)[2]	4,101	—	—	2.15%	1.82%	(0.81%)	700%[2]
Year ended August 31, 2008	131.55	0.55	(39.50)	(38.95)	(11.80)	(1.50)	(5.45)	(18.75)	73.85	(34.75%)	2,704	—	—	2.32%	1.75%	0.51%	1,078%
Year ended August 31, 2007	111.65	3.05	26.15	29.20	(7.70)	(1.60)	—	(9.30)	131.55	26.61%	10,486	—	—	2.03%	1.75%	2.35%	496%
January 25, 2006[12] to August 31, 2006	100.00	(0.35)	12.00	11.65	—	—	—	—	111.65	11.65%[2]	18,695	—	—	3.87%	1.70%	(0.51%)	251%[2]
Developed Markets Bear 2X Fund
Six months ended February 28, 2009 (Unaudited)	15.56	(0.07)	8.59	8.52	(2.83)	—	—	(2.83)	21.25	59.26%[2]	4,507	—	—	2.65%	1.79%	(0.75%)	0%[2]
Year ended August 31, 2008	11.99	0.20	3.37	3.57	—	—	—	—	15.56	29.77%	11,133	—	—	1.88%	1.75%	1.60%	0%
Year ended August 31, 2007	15.90	0.43	(4.34)	(3.91)	—	—	—	—	11.99	(24.53%)	6,682	—	—	6.12%	1.75%	3.20%	0%
February 6, 2006[12] to August 31, 2006	20.00	0.31	(4.41)	(4.10)	—	—	—	—	15.90	(20.50%)[2]	2,787	—	—	2.83%	1.74%	3.10%	0%[2]
China Bull 2X Fund[9]
Six months ended February 28, 2009 (Unaudited)	100.92	(0.19)	(82.11)	(82.30)	(0.01)	—	—	(0.01)	18.61	(81.57%)[2]	7,061	—	—	2.58%	1.83%	(1.33%)	1,942%[2]
December 3, 2007[12] to August 31, 2008	240.00	0.48	(139.56)	(139.08)	—	—	—	—	100.92	(57.95%)[2]	6,295	—	—	2.81%	1.75%	0.46%	2,204%[2]
U.S. Government Money Market Fund
Six months ended February 28, 2009 (Unaudited)	1.00	— [11]	—	—	— [11]	—	—	—	1.00	0.16%[2]	104,095	—	—	1.25%	0.94%	0.33%	0%[2]
Year ended August 31, 2008	1.00	0.02	—	0.02	(0.02)	—	—	(0.02)	1.00	2.23%	91,270	—	—	1.10%	0.99%	1.91%	0%
Year ended August 31, 2007	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.14%	48,488	—	—	1.21%[10]	1.18%	4.06%	0%
Year ended August 31, 2006	1.00	0.03	—	0.03	(0.03)	—	—	(0.03)	1.00	3.49%	27,309	—	—	1.00%	1.09%	3.37%	0%
Year ended August 31, 2005	1.00	0.02	—	0.02	(0.02)	—	—	(0.02)	1.00	1.54%	18,718	—	—	1.07%	1.00%	1.61%	0%
Year ended August 31, 2004	1.00	— [11]	—	—	— [11]	—	—	—	1.00	0.10%	20,628	—	—	1.30%	0.99%	0.12%	0%

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	On May 19, 2008, the Emerging Markets Bear 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to May 19, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[8]	On December 15, 2008, the Developed Markets Bull 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[9]	On December 15, 2008, the China Bull 2X Fund had a 12:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 12:1 reverse stock split.
[10]	The gross expense ratio reported includes additional expenses that were incurred by the Fund and waived under the terms of the Operating Expense Limitation Agreement.
[11]	Amount is less than $0.01 per share.
[12]	Commencement of operations.

40  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2009 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 35 series of which 13 are included in this report: Small Cap Bull 2.5X, Small Cap Bear 2.5X, 10 Year Note Bear 2.5X Fund, 10 Year Note Bull 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, China Bull 2X Fund, and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The 13 Funds included in this report offer only Investor Class of shares. During the six months ended February 28, 2009, the Board of Trustees of the Trust, based upon on the recommendation of management, closed four series: the NASDAQ-100 Bull 1.25X Fund, Dow 30 Bull 1.25X Fund, India Bull 2X Fund and China Bear 2X Fund.

The objective of the Small Cap Bull 2.5X Fund is to provide daily investment returns that correspond to 250% of the performance of the Russell 2000® Index (“Russell 2000 Index”). The objective of the Small Cap Bear 2.5X Fund is to provide daily investment returns that inversely correspond (or opposite) to 250% of the performance of the Russell 2000 Index. The objective of the 10 Year Note Bear 2.5X Fund is to provide investment returns that inversely correspond (or opposite) to 250% of the daily price movement of the benchmark 10-year U.S. Treasury Note. The objective of the 10 Year Note Bull 2.5X Fund is to provide investment returns that correspond to 250% of the daily price movement of the benchmark 10 Year Note. The objective of the Dynamic HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such investments, with an emphasis on lower-quality debt instruments. The objective of the HY Bear Fund is to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The objective of the Commodity Bull 2X Fund is to seek capital appreciation on an annual basis by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes, in an attempt to gain exposure to the investment returns of the commodities markets without investing directly in physical commodities. The objective of the Emerging Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI Emerging Markets Index (“EM Index”). The objective of the Emerging Market Bear 2X Fund is to provide investment returns that inversely correspond (or opposite) to 200% of the performance of the EM Index. The objective of the Developed Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI EAFE Index (“EAFE Index”). The objective of the Developed Markets Bear 2X Fund is to provide investment returns that inversely correspond (or opposite) to 200% of the performance of the EAFE Index. The objective of the China Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the FTSE/Xinhua China 25 Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price

DIREXION SEMI-ANNUAL REPORT  41

established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter (“OTC”) securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation dates. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale, will be in each case fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, will at all times be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, recovery on the collateral by the Fund may be delayed or limited.

c) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return on the swap. Also, as with “long” swap agreements, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

42  DIREXION SEMI-ANNUAL REPORT

The Dynamic HY Bond Fund and HY Bear Fund may enter into credit default swaps. Credit default swaps involve one party (referred to as the buyer of protection) making a stream of payments to another party (referred to as the seller of protection) in exchange for the right to receive a specified return in the event a credit event, typically a default by a corporate issuer on its debt obligation, occurs. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of interest on the notional amount of the swap contract throughout the term of the swap provided that there is no credit event. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index. If a Fund is a buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments paid or received by the Fund recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds.

The maximum potential amount of future payments that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap. Notional amount of all credit default swaps outstanding as of February 28, 2009 are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery value of respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Dynamic HY Bond Fund has entered into swap agreements with three counterparties; Goldman Sachs, Barclays, and Bank of America in which the fund sold protection on a credit default swap index, the Dow Jones CDX North America High Yield Index (the “CDX”). The HY Bear Fund has entered into swap agreements with two counterparties; Barclays and Merrill Lynch in which the fund bought protection on the CDX. The CDX is a completely standardized credit security and is composed of 100 non-investment grade entities (“reference entities”), distributed among three sub-indices: B, BB, and HB. The composition of the CDX and each sub-index is determined by a consortium of 16 member banks. All entities are domiciled in North America. CDX indices roll every 6 months in March and September. The CDX is providing credit protection to the

DIREXION SEMI-ANNUAL REPORT  43

counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment received by the Fund from the counterparties. Therefore, there is credit risk with respect to the referenced entities of these credit default swap agreements. If a credit event occurs to a referenced entity, the Fund’s principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring, by any of the 100 reference entities in the CDX. Any recoverable amounts of the liquidation of the referenced entity will be allocated pro rata to the holders of the CDX.

The Dynamic HY Bond Fund, by entering into the credit default swap agreements on the CDX, is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment received by the Fund from the counterparties. Therefore, there is credit risk to the Fund with respect to the referenced entities of the CDX covered by these credit default swap agreements. If a credit event occurs to a referenced entity, the Fund will be required to make a payment to the counterparties under the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring, by any of the 100 reference entities in the CDX.

The HY Bear Fund, by entering into the credit default swap agreements on the CDX, is provided credit protection from the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment paid to the counterparties from the Fund. Therefore, there is no credit risk to the the Fund with respect to referenced entities of the CDX covered by these credit default swap agreements. The counterparties of the respective credit default swap agreements bear the credit risk. If a credit event occurs to a referenced entity, the counterparties will be required to make a payment to the Fund under the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring, by any of the 100 reference entities in the CDX.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment risk of a guarantee.

d) Short Positions – The Small Cap Bear 2.5X Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund, Emerging Markets Bear 2X Fund, Dynamic HY Bond Fund and Developed Markets Bear 2X Fund may engage in short sale transactions. The Small Cap Bull 2.5X Fund can only engage in short sales “against the box” In this instance a security can only be sold short if a long position is held on the same security. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As

44  DIREXION SEMI-ANNUAL REPORT

collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

Transactions in options written during the six months ended February 28, 2009 were as follows:

	Small Cap		Small Cap		Emerging Markets
	Bull 2.5X Fund		Bear 2.5X Fund		Bull 2X Fund
	Number	Premiums	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received	of Contracts	Received

Options outstanding at August 31, 2008	50	$6,450	100	$12,900	2,000	$43,000
Options written	100	11,200	200	22,400	3,400	79,900
Options terminated in closing purchase transactions	(150)	(17,650)	(300)	(35,300)	(5,400)	(122,900)
Options expired	—	—	—	—	—	—
Option exercised	—	—	—	—	—	—

Options outstanding at February 28, 2009	—	$—	—	$—	—	$—

	Emerging Markets		China
	Bear 2X Fund		Bull 2X Fund
	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received

Options outstanding at August 31, 2008	1,000	$21,501	450	$24,300
Options written	2,500	79,000	160	10,240
Options terminated in closing purchase transactions	(3,500)	(100,501)	(360)	(20,040)
Options expired	—	—	(250)	(14,500)
Option exercised	—	—	—	—

Options outstanding at February 28, 2009	—	$—	—	$—

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may not be as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Illiquid Securities – According to the Fund’s Statement of Additional Information, each Fund may purchase and hold illiquid securities. No Fund may purchase any security if, as a result, more than 15% of the current value of net assets would be invested in investments deemed illiquid. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available;

DIREXION SEMI-ANNUAL REPORT  45

(3) over-the-counter (“OTC”) options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. As of February 28, 2009, the Dynamic HY Bond Fund was invested in a repurchase agreement terminable beyond seven days. The value of this illiquid investment as of February 28, 2009 was 6.82%.

j) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

k) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

l) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
The tax character of distributions for the Investor Class during the six months ended February 28, 2009 and the year ended August 31, 2008, were as follows:

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund		10 Year Note Bull 2.5X Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$—	$523,740	$2,122,718	$562,369	$—	$210,366
Long-Term Capital Gains	—	—	—	—	—	45,301
Return of Capital	—	—	—	—	—	—

Total Distributions paid	$—	$523,740	$2,122,718	$562,369	$—	$255,667

	10 Year Note Bear 2.5X Fund		Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$—	$23,079	$1,295,977	$2,488,092	$175,424	$1,223,520
Long-Term Capital Gains	—	—	—	—	80,765	—
Return of Capital	—	93,987	—	—	—	—

Total Distributions paid	$—	$117,066	$1,295,977	$2,488,092	$256,189	$1,223,520

46  DIREXION SEMI-ANNUAL REPORT

	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$—	$6,519,826	$92,518	$5,193,968	$1,399,407	$—
Long-Term Capital Gains	—	—	—	292,220	—	—
Return of Capital	—	—	—	6,221,172	—	—

Total Distributions paid	$—	$6,519,826	$92,518	$11,707,360	$1,399,407	$—

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$604,373	$618,675	$2,165,581	$—
Long-Term Capital Gains	—	13,201	—	—
Return of Capital	—	262,501	—	—

Total Distributions paid	$604,373	$894,377	$2,165,581	$—

			U.S. Government
	China Bull 2X Fund		Money Market Fund
	Six Months Ended		Six Months Ended
	February 28,	Period Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008[1]	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$20,003	$—	$177,324	$1,276,957
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$20,003	$—	$177,324	$1,276,957

[1]	Commenced operations on December 3, 2007.

As of February 28, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	Small Cap	Small Cap	10 Year Note	10 Year Note	Dynamic HY	HY Bear
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund	Fund

Net unrealized appreciation/(depreciation)	$(1,199)	$(799)	$178,893	$—	$—	$—

Undistributed ordinary income	—	251,204	—	—	805,553	—
Undistributed long-term capital gain	—	—	—	—	—	—

Total distributable earnings	—	251,204	—	—	805,553	—

Other accumulated gain/(loss)	(16,310,368)	(35,733,335)	—	(5,059,420)	(4,577,208)	(254,878)

Total accumulated earnings/(loss)	$(16,311,567)	$(35,482,930)	$178,893	$(5,059,420)	$(3,771,655)	$(254,878)

DIREXION SEMI-ANNUAL REPORT  47

		Emerging	Emerging	Developed	Developed
	Commodity	Markets	Markets	Markets	Markets	China
	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund

Net unrealized appreciation/(depreciation)	$(2,306,556)	$(2,907,611)	$—	$(436,702)	$—	$(1,040,349)

Undistributed ordinary income	—	—	—	—	1,553,708	17,749
Undistributed long-term capital gain	—	—	—	—	—	—

Total distributable earnings	—	—	—	—	1,553,708	17,749

Other accumulated gain/(loss)	(11,232,873)	(20,074,647)	(11,436,042)	(2,204,575)	(2,000,189)	(1,735,997)

Total accumulated earnings/(loss)	$(13,539,429)	$(22,982,258)	$(11,436,042)	$(2,641,277)	$(446,481)	$(2,758,597)

U.S. Government
Money
Market Fund

Net unrealized appreciation/(depreciation)	$—

Undistributed ordinary income	14,981
Undistributed long-term capital gain	—

Total distributable earnings	14,981

Other accumulated gain/(loss)	(3,402)

Total accumulated earnings/(loss)	$11,579

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

The cost basis of investments for federal tax purposes as of February 28, 2009 was as follows:

	Small Cap	Small Cap	10 Year Note	10 Year Note	Dynamic HY	HY Bear
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund	Fund

Tax cost of investments	$12,100,411	$4,896,911	$34,838,751	$162,359,087	$12,993,672	$24,122,146
Gross unrealized appreciation	—	203,995	117,801	3,581,185	39,537	258,637
Gross unrealized depreciation	—	(203,995)	(466,492)	(3,581,185)	(476,140)	(258,637)

Net unrealized appreciation/(depreciation)	$—	$—	$(348,691)	$—	$(436,603)	$—

		Emerging	Emerging	Developed	Developed
	Commodity	Markets	Markets	Markets	Markets	China
	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund

Tax cost of investments	$12,801,165	$6,761,542	$1,598,811	$3,197,773	$4,340,061	$6,791,604
Gross unrealized appreciation	4,458	—	126,191	1,312	26,897	6,282
Gross unrealized depreciation	(4,129,283)	(2,911,997)	(126,191)	(438,014)	(26,897)	(1,047,509)

Net unrealized appreciation/(depreciation)	$(4,124,825)	$(2,911,997)	$—	$(436,702)	$—	$(1,041,227)

48  DIREXION SEMI-ANNUAL REPORT

U.S. Government
Money
Market Fund

Tax cost of investments	$105,223,844
Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation/(depreciation)	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2008. At August 31, 2008, the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Loss Deferred	Currency Loss

Small Cap Bull 2.5X Fund	$894,166	$—
Small Cap Bear 2.5X Fund	1,734,610	—
10 Year Note Bull 2.5X Fund	—	—
10 Year Note Bear 2.5X Fund	2,125,366	—
Dynamic HY Bond Fund	3,747,529	24,126
HY Bear Fund	254,878	—
Commodity Bull 2X Fund	24,095	—
Emerging Markets Bull 2X Fund	13,966,370	—
Emerging Markets Bear 2X Fund	198,722	—
Developed Markets Bull 2X Fund	2,280,288	—
Developed Markets Bear 2X Fund	85,799	—
China Bull 2X Fund	658,066	—
U.S. Government Money Market Fund	—	—

At August 31, 2008 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2009	8/31/2010	8/31/2011	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	Total

Small Cap Bull 2.5X Fund	—	2,461,728	12,679,111	—	—	—	—	310,769	15,451,608
Small Cap Bear 2.5X Fund	—	—	—	16,306,020	4,667,388	883,969	5,310,686	6,570,886	33,738,949
10 Year Note Bull 2.5X Fund	—	—	—	—	—	—	—	—	—
10 Year Note Bear 2.5X Fund	—	—	—	—	—	—	88,219	1,941,340	2,029,559
Dynamic HY Bond Fund	—	—	—	—	—	805,553	—		805,553
HY Bear Fund	—	—	—	—	—	—	—	—	—
Commodity Bull 2X Fund	—	—	—	—	—	—	—	—	—
Emerging Markets Bull 2X Fund	—	—	—	—	—	—	—	—	—
Emerging Markets Bear 2X Fund	—	—	—	—	—	—	589	11,121,229	11,121,818
Developed Markets Bull 2X Fund	—	—	—	—	—	—	—	—	—
Developed Markets Bear 2X Fund	—	—	—	—	—	—	602,706	951,002	1,553,708
China Bull 2X Fund	—	—	—	—	—	—	—	—	—
U.S. Government Money Market Fund	779	1,619	377	—	189	356	82	—	3,402
Capital Loss Utilized:
Dynamic HY Bond Fund	455,263
Commodity Bull 2X Fund	2,503,215

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

DIREXION SEMI-ANNUAL REPORT  49

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2009, open Federal and state income tax years include the tax years ended August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

m) Credit Facility – U.S. Bank, N.A. has made available to the Funds, with the exception of the China Bull 2X Fund, a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. Borrowings under the Line of Credit are charged at prime rate less 1/2%. The Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, 10 Year Note Bear 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund and U.S. Government Money Market Fund did not utilize the credit facility for the six months ended February 28, 2009. The following Fund did use the credit facility:

Maximum Amount
	Outstanding	Outstanding during the	Average
	Balance as of	Six Months Ended	Daily	Interest
	February 28, 2009	February 28, 2009	Balance	Expense

10 Year Note Bull 2.5X Fund	$—	$4,050,000	$22,376	$305

n) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

o) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. REVERSE STOCK SPLITS

During the six months ended February 28, 2009, shares of the Small Cap Bull 2.5X Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Developed Markets Bull 2X Fund and the China Bull 2X Fund were adjusted to reflect a reverse stock split. In addition, during the year ended August 31, 2008, the Emerging Markets Bear 2X Fund’s shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholders aggregate net asset value. A summary of the reverse stock splits is as follows:

			Net Asset Value	Net Asset Value	Shares Outstanding	Shares Outstanding
	Date	Rate	Before Split	After Split	Before Split	After Split
Small Cap Bull 2.5X Fund	12/15/2008	2:1	$9.23	$18.46	958,217	479,109
Commodity Bull 2X Fund	12/15/2008	3:1	7.32	21.96	1,411,527	470,509
Emerging Markets Bull 2X Fund	12/15/2008	5:1	5.18	25.90	3,763,051	752,610
Emerging Markets Bear 2X Fund	5/19/2008	5:1	3.45	17.25	1,967,335	393,467
Developed Markets Bull 2X Fund	12/15/2008	5:1	5.02	25.10	1,845,712	369,142
China Bull 2X Fund	12/15/2008	12:1	2.53	30.36	2,511,174	209,265

50  DIREXION SEMI-ANNUAL REPORT

4.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the six months ended February 28, 2009 and year ended August 31, 2008 were as follows:

	Small Cap Bull 2.5X Fund[1]		Small Cap Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Shares sold	3,798,633	1,969,382	4,209,381	15,295,101
Shares issued in reinvestment of distributions	—	10,293	189,011	44,776
Shares redeemed	(3,092,941)	(1,898,820)	(5,211,893)	(16,585,034)

Total net increase (decrease) from capital share transactions	705,692	80,855	(813,501)	(1,245,157)

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Shares sold	7,599,078	20,344,100	8,313,834	5,696,090
Shares issued in reinvestment of distributions	—	11,190	—	7,131
Shares redeemed	(7,502,413)	(19,580,923)	(6,470,030)	(3,321,576)

Total net increase (decrease) from capital share transactions	96,665	774,367	1,843,804	2,381,645

	Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Shares sold	39,405,659	35,035,332	10,884,000	19,851,220
Shares issued in reinvestment of distributions	66,971	121,426	7,969	50,605
Shares redeemed	(39,981,373)	(37,672,888)	(10,915,793)	(19,749,866)

Total net increase (decrease) from capital share transactions	(508,743)	(2,516,130)	(23,824)	151,959

	Commodity Bull 2X Fund[2]
	Six Months Ended
	February 28,	Year Ended
	2009	August 31,
	(Unaudited)	2008

Shares sold	1,980,433	5,185,203
Shares issued in reinvestment of distributions	—	194,462
Shares redeemed	(2,799,571)	(5,219,186)

Total net increase (decrease) from capital share transactions	(819,138)	160,479

	Emerging Markets Bull 2X Fund[3]		Emerging Markets Bear 2X Fund[4]
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Shares sold	11,735,643	7,601,820	4,919,024	7,227,984
Shares issued in reinvestment of distributions	16,855	334,190	109,296	—
Shares redeemed	(12,012,170)	(8,026,543)	(5,180,114)	(7,670,785)

Total net increase (decrease) from capital share transactions	(259,672)	(90,533)	(151,794)	(442,801)

DIREXION SEMI-ANNUAL REPORT  51

	Developed Markets Bull 2X Fund[5]		Developed Markets Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Shares sold	6,330,911	3,108,992	6,464,580	11,868,775
Shares issued in reinvestment of distributions	111,469	36,566	124,897	—
Shares redeemed	(6,367,806)	(3,361,184)	(7,092,756)	(11,710,476)

Total net increase (decrease) from capital share transactions	74,574	(215,626)	(503,279)	158,299

	China Bull 2X Fund[6]		U.S. Government Money Market Fund
	Six Months Ended		Six Months Ended
	February 28,	Period Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008[7]	(Unaudited)	2008

Shares sold	21,131,793	6,573,389	684,412,197	810,278,681
Shares issued in reinvestment of distributions	6,994	—	160,775	1,065,340
Shares redeemed	(21,508,517)	(5,824,421)	(671,748,646)	(768,562,877)

Total net increase (decrease) from capital share transactions	(369,730)	748,968	12,824,326	42,781,144

[1]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 2:1 reverse stock split.

[2]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 3:1 reverse stock split.

[3]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 5:1 reverse stock split.

[4]	Capital share transactions prior to May 19, 2008 have been restated to reflect the effect of the 5:1 reverse stock split.

[5]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 5:1 reverse stock split.

[6]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 12:1 reverse stock split.

[7]	Commenced operations on December 3, 2007.

5. INVESTMENT TRANSACTIONS

During the six months ended February 28, 2009, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	Small Cap	Small Cap	10 Year Note	10 Year Note
	Bull 2.5X	Bear 2X	Bull 2.5X	Bear 2.5X
	Fund	Fund	Fund	Fund

Purchases	$—	$—	$—	$—
Sales	—	—	—	—

	Dynamic	HY	Commodity	Emerging Markets	Emerging Markets
	HY Bond	Bear	Bull 2X	Bull 2X	Bear 2X
	Fund	Fund	Fund	Fund	Fund

Purchases	$6,431,000	$—	$862,001	$8,308,877	$1,047,681
Sales	5,017,775	—	15,848,110	10,071,600	1,008,401

	Developed Markets	Developed Markets	China	U.S. Government
	Bull 2X	Bear 2X	Bull 2X	Money Market
	Fund	Fund	Fund	Fund

Purchases	$8,951,800	$—	$3,957,281	$—
Sales	8,992,150	—	3,741,102	—

52  DIREXION SEMI-ANNUAL REPORT

The following fund had purchases and sales of long-term U.S. Government Securities during the six months ended February 28, 2009.

10 Year Note
Bull 2.5X
Fund

Purchases	$148,366,282
Sales	145,655,546

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the six months ended February 28, 2009, the Adviser has contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. On November 6, 2008, the Board of Trustees approved changes to the annual expense caps of the Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund and China Bull 2X Fund. Effective January 1, 2009 and extending through December 31, 2009, the annual expenses caps of these Funds increased from 1.75% to 1.95%. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed the annual cap on expenses from the period in which those expenses were originally waived. For the six months ended February 28, 2009, the Adviser paid or recouped the following expenses:

	Small Cap	Small Cap	10 Year Note	10 Year Note
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

Annual Advisory rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.95%	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses — 2009	$8,565	$11,690	$9,460	$5,693
Advisory expense waiver recovery — 2009	$—	$—	$3,974	$4,806

	Dynamic HY		Commodity
	Bond Fund	HY Bear Fund	Bull 2X Fund

Annual Advisory rate	0.75%	0.75%	0.75%
Annual cap on expenses	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses — 2009	$13,560	$10,904	$11,995
Advisory expense waiver recovery — 2009	$—	$1,142	$—

	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Annual Advisory rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.95%	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses — 2009	$4,208	$52,168	$11,028	$28,462
Advisory expense waiver recovery — 2009	$5,042	$—	$—	$—

	China Bull	U.S. Government Money
	2X Fund	Market Fund

Annual Advisory rate	0.75%	0.50%
Annual cap on expenses	1.95%	1.25%
Expenses paid in excess of annual cap on expenses — 2009	$20,657	$166,307
Advisory expense waiver recovery — 2009	$—	$—

DIREXION SEMI-ANNUAL REPORT  53

Expenses subject to potential recovery expiring in:

				10 Year
	Small Cap Bull	Small Cap Bear	10 Year Note Bull	Note Bear
	2.5X Fund	2.5X Fund	2.5X Fund	2.5X Fund

2009	$28,771	$—	$71,104	$—
2010	$76,236	$66,020	$73,130	$52,340
2011	$33,337	$56,276	$7,448	$29,296
2012	$8,565	$11,690	$9,460	$5,693

Total	$146,909	$133,986	$161,142	$86,442

				Emerging	Emerging	Developed
	Dynamic HY	HY Bear	Commodity Bull	Markets Bull	Markets Bear	Markets Bull
	Bond Fund	Fund	2X Fund	2X Fund	2X Fund	2X Fund

2009	$—	$51,315	$72,524	$—	$49,468	$51,779
2010	$—	$—	$47,805	$8,886	$66,942	$47,688
2011	$—	$35,424	$17,505	$—	$38,221	$40,328
2012	$13,560	$10,904	$11,995	$4,208	$52,168	$11,028

Total	$13,560	$97,643	$149,829	$13,094	$206,799	$150,823

	Developed		U.S. Government
	Markets Bear	China Bull	Money
	2X Fund	2X Fund	Market Fund

2009	$36,493	$—	$—
2010	$96,879	$—	$15,624
2011	$14,677	$40,713	$119,570
2012	$28,462	$20,657	$166,307

Total	$176,511	$61,370	$301,501

Distribution Expenses: Shares of the Funds, except for shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Fund’s average daily net assets. The U.S. Government Money Market Fund is not authorized to pay 12b-1 fees. The Funds, expect the U.S. Government Money Market Fund, currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

An accounting error of $183,530 occurred on an equity swap contract which was held in the Emerging Markets Bull 2X Fund. This amount is reflected in the Statement of Assets and Liabilities as Due from Administrator and in the Statement of Operations as Contribution by Administrator.

7. SUMMARY OF FAIR VALUE DISCLOSURE

In September 2006, FASB issued Standard No. 157, Fair Value Measurement (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. The Funds have adopted FAS 157 effective September 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below.

54  DIREXION SEMI-ANNUAL REPORT

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 — Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of February 28, 2009:

	Small Cap Bull 2X Fund		Small Cap Bear 2X Fund
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Instruments*	Securities	Instruments*

Description
Level 1 — Quoted prices	$12,100,411	$—	$4,896,911	$—
Level 2 — Other significant observable inputs	—	(2,571,282)	—	198,005
Level 3 — Significant unobservable inputs	—	—	—	—

Total	$12,100,411	$(2,571,282)	$4,896,911	$198,005

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Instruments*	Securities	Instruments*

Description
Level 1 — Quoted prices	$4,779,435	$73,139	$45,545,649	$(17,065)
Level 2 — Other significant observable inputs	29,710,625	—	5,398,594	—
Level 3 — Significant unobservable inputs	—	—	—	—

Total	$34,490,060	$73,139	$50,944,243	$(17,065)

	Dynamic HY Bond Fund		HY Bear Fund
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Instruments*	Securities	Instruments*

Description
Level 1 — Quoted prices	$10,807,569	$(208,173)	$24,122,146	$—
Level 2 — Other significant observable inputs	847,570	(94,547)	—	112,300
Level 3 — Significant unobservable inputs	—	—	—	—

Total	$11,655,139	$(302,720)	$24,122,146	$112,300

	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Instruments*	Securities	Instruments*

Description
Level 1 — Quoted prices	$8,676,340	$—	$3,849,545	$—
Level 2 — Other significant observable inputs	—	(13,024,454)	—	(3,174,404)
Level 3 — Significant unobservable inputs	—	—	—	—

Total	$8,676,340	$(13,024,454)	$3,849,545	$(3,174,404)

DIREXION SEMI-ANNUAL REPORT  55

	Emerging Markets Bear 2X Fund		Developed Markets Bull 2X Fund
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Instruments*	Securities	Instruments*

Description
Level 1 — Quoted prices	$1,598,811	$—	$2,761,071	$—
Level 2 — Other significant observable inputs	—	120,454	—	(1,125,316)
Level 3 — Significant unobservable inputs	—	—	—	—

Total	$1,598,811	$120,454	$2,761,071	$(1,125,316)

	Developed Markets Bear 2X Fund		China Bull 2X Fund
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Instruments*	Securities	Instruments*

Description
Level 1 — Quoted prices	$4,340,061	$—	$5,750,377	$—
Level 2 — Other significant observable inputs	—	(10,535)	—	(1,099,035)
Level 3 — Significant unobservable inputs	—	—	—	—

Total	$4,340,061	$(10,535)	$5,750,377	$(1,099,035)

	U.S. Government Money
	Market Fund
	Investments in	Other Financial
	Securities	Instruments*

Description
Level 1 — Quoted prices	$105,223,844	$—
Level 2 — Other significant observable inputs	—	—
Level 3 — Significant unobservable inputs	—	—

Total	$105,223,844	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8.	NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). This standard is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivatives instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of February 28, 2009, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures will be required about the use of derivative instruments and hedge items.

56  DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT FEBRUARY 28, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Evolution Managed Bond Fund

Evolution All-Cap Equity Fund

Evolution Market Leaders Fund

Evolution Alternative Investment Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Evolution Funds covers the period from September 1, 2008 to February 28, 2009 (the “Semi-Annual Period”). This Report covers the Evolution Managed Bond Fund (“Managed Bond Fund”), Evolution All-Cap Equity Fund (“All-Cap Equity Fund”), the Evolution Market Leaders Fund (formerly the Evolution Small Cap Fund), (“Market Leaders Fund”) and the Evolution Alternative Investment Fund (formerly the Evolution Total Return Fund), (“Alternative Investment Fund”). Flexible Plan Investments, Ltd. (“Sub-Advisor”), serves as the sub-advisor to the Evolution Funds. During the Semi-Annual Period, the DJ Industrial Average Index returned −38.21%, the S&P 500 Index returned −42.70% and the Nasdaq-100 Index returned −40.35%. International Markets did not outpace domestic returns, with the MSCI EAFE Index declining −45.40% and the 10 Year Treasury Note increasing 8.53%, on a price performance basis, for the Semi-Annual Period.
The overall returns for the Semi-Annual Period were impacted by extreme price volatility in the equity markets, falling energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, collapsing corporate earnings and fears of a U.S. recession. The Federal Reserve Board responded with four reductions in its target for the Federal Funds Rate, resulting in a target rate of 0.25% at the end of the Semi-Annual Period, its lowest level ever.
The Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund returned −1.70% on a total return basis during the Semi-Annual Period, compared to 1.88% for the Barclay Capital Aggregate Bond Index (formerly known as Lehman U.S. Aggregate Bond Index).
The All-Cap Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The All-Cap Equity Fund returned −23.40% on a total return basis during the Semi-Annual Period, compared to −42.70% for the S&P 500 Index.
The Market Leaders Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Market Leaders Fund returned −44.66% on a total return basis during the Semi-Annual Period, compared to −47.39% for the Russell 2000 Index.
The Alternative Investment Fund seeks high total return on an annual basis consistent with a high tolerance for risk. The Alternative Investment Fund returned −12.21% on a total return basis during the Semi-Annual Period, compared to −42.70% for the S&P Index and 1.88% for the Barclays Capital Aggregate Bond Index (formerly known as the Lehman U.S. Aggregate Bond Index).
Additionally, the Alternative Investment Fund was awarded a 5-star rating by independent data and research firm Morningstar*.
As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Jerry Wagner
Direxion Funds	Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Managed Bond Fund, All-Cap Equity Fund, Market Leaders Fund and the Alternative Investment Fund is 1.87%, 1.83%, 1.90% and 1.90% respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

* Five-Star rating is out of 384 funds in the Mid-Cap Value Category as of 03-31-2008.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2009

Expense Example
February 28, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2008 — February 28, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
February 28, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2008	February 28, 2009	Period[2]

Evolution Managed Bond Fund
Based on actual fund return	1.87%	$1,000.00	$983.00	$9.19
Based on hypothetical 5% return	1.87%	1,000.00	1,015.52	9.35
Evolution All-Cap Equity Fund
Based on actual fund return	1.83%	1,000.00	766.00	8.01
Based on hypothetical 5% return	1.83%	1,000.00	1,015.72	9.15
Evolution Market Leaders Fund
Based on actual fund return	1.90%	1,000.00	553.40	7.32
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Evolution Alternative Investment Fund
Based on actual fund return	1.90%	1,000.00	877.90	8.85
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

DIREXION SEMI-ANNUAL REPORT  5

Allocation of Portfolio Holdings
February 28, 2009 (Unaudited)

			Investment
	Cash*	Common Stock	Companies	Futures	Total

Evolution Managed Bond Fund	(2%)	—	102%	—	100%
Evolution All-Cap Equity Fund	50%	47%	—	3%	100%
Evolution Market Leaders Fund	2%	0%**	93%	5%	100%
Evolution Alternative Investment Fund	54%	—	46%	—	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

6  DIREXION SEMI-ANNUAL REPORT

Evolution Managed Bond Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 102.1%
12,643	AllianceBernstein Global High Income Fund	$99,500
18,465	BlackRock Preferred Income Strategies Fund	99,711
16,345	BlackRock Corporate High Yield Fund VI	102,974
11,975	BlackRock Floating Rate Income Strategies Fund	104,662
10,254	Evergreen Multi-Sector Income Fund	104,078
2,200	iShares Barclays TIPS Bond Fund	213,444
68,289	iShares Barclays Aggregate Bond Fund	6,884,214
2,279	iShares iBoxx $Investment Grade Corporate Bond Fund	214,591
24,100	iShares Barclays 20+ Year Treasury Bond Fund	2,455,308
40,440	iShares Barclays 7-10 Year Treasury Bond Fund	3,790,846
24,502	iShares Barclays 1-3 Year Treasury Bond Fund	2,058,903
10,950	iShares S&P National Municipal Bond Fund	1,093,358
24,142	iShares Barclays MBS Bond Fund	2,531,530
7,550	iShares Barclays 1-3 Year Credit Bond Fund	749,564
11,562	iShares Barclays 3-7 Year Treasury Bond Fund	1,307,662
2,050	iShares Barclays Short Treasury Bond Fund	225,971
18,384	MFS Charter Income Trust	135,122
16,502	MFS Intermediate Income Trust	103,138
18,438	MFS Government Markets Income Trust	132,016
24,675	Putnam Premier Income Trust	104,622
5,100	SPDR Barclays Capital 1-3 Month T-Bill ETF	233,937
11,865	Templeton Emerging Markets Income Fund	99,310
106,315	Vanguard Total Bond Market ETF	8,144,792
9,240	Western Asset Emerging Markets Debt Fund	100,623
18,956	Western Asset High Income Fund II	96,865
9,929	Western Asset/Claymore Inflation- Linked Opportunities & Income Fund	104,354

	TOTAL INVESTMENT COMPANIES (Cost $30,528,254)	$31,291,095

SHORT TERM INVESTMENTS - 0.8%
MONEY MARKET FUNDS - 0.8%
51,957	AIM STIT-Treasury Portfolio	51,957
51,957	Fidelity Institutional Money Market Government Portfolio	51,957
51,956	First American Government Obligations Fund	51,956
51,956	Goldman Sachs Financial Square Government Fund	51,956
51,956	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	51,956

	TOTAL SHORT TERM INVESTMENTS (Cost $259,782)	$259,782

	TOTAL INVESTMENTS (Cost $30,788,036) - 102.9%	$31,550,877
	Liabilities in Excess of Other Assets - (2.9)%	(896,168)

	TOTAL NET ASSETS - 100.0%	$30,654,709

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  7

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 46.9%
Aerospace & Defense - 1.3%
6,901	Aerovironment, Inc.(a)	$215,449
1,565	Ceradyne, Inc.(a)	27,422
1,096	Goodrich Corp.	36,322
1,027	Stanley, Inc.(a)	31,333
11,474	Teledyne Technologies, Inc.(a)	262,869

		573,395

Air Freight & Logistics - 1.5%
9,200	C.H. Robinson Worldwide, Inc.	380,696
9,446	Expeditors International of Washington, Inc.	260,237

		640,933

Beverages - 0.5%
6,224	Hansen Natural Corp.(a)	207,135

Biotechnology - 1.9%
2,755	Amgen, Inc.(a)	134,802
2,087	Cephalon, Inc.(a)	136,886
11,293	Gilead Sciences, Inc.(a)	505,927
887	Myriad Genetics, Inc.(a)	69,940

		847,555

Building Products - 0.1%
6,239	NCI Building Systems, Inc.(a)	31,569

Chemicals - 1.6%
3,785	Arch Chemicals, Inc.	68,054
1,468	Balchem Corp.(a)	30,880
4,390	Celanese Corp Del	37,491
5,520	Ecolab, Inc.	175,426
5,076	Monsanto Co.	387,146

		698,997

Commercial Services & Supplies - 1.1%
1,850	Apollo Group, Inc.(a)	134,125
2,712	Career Education Corp.(a)	66,905
4,600	Cbiz, Inc.(a)	31,556
1,158	Waste Management, Inc.(a)	31,319
4,297	Watson Wyatt Worldwide, Inc. - Class A	211,026

		474,931

Communications Equipment - 0.8%
3,483	Black Box Corp.	69,103
5,295	Cisco Systems, Inc.(a)(c)	76,716
10,914	Corning, Inc.	115,143
1,830	Research In Motion Ltd.(a)	73,090

		334,052

Computers & Peripherals - 1.5%
1,969	Apple Computer, Inc.(a)(c)	175,851
13,081	Hewlett-Packard Co.	379,742
7,690	Western Digital Corp.(a)	105,045

		660,638

Construction & Engineering - 0.9%
5,130	Fluor Corp.	170,572
2,538	Foster Wheeler Ag(a)	38,172
6,211	Jacobs Engineering Group, Inc.(a)	209,559

		418,303

Containers & Packaging - 0.2%
2,382	Owens-Illinois, Inc.(a)	36,731
651	Silgan Holdings, Inc.(a)	32,236

		68,967

Distributors - 0.1%
2,201	WESCO International, Inc.(a)	36,537

Diversified Financial Services - 0.3%
2,363	IntercontinentalExchange, Inc.(a)	134,148

Diversified Telecommunication Services - 0.8%
10,704	Shenandoah Telecom Co.	226,390
4,882	Verizon Communications, Inc.	139,283

		365,673

Electric Utilities - 0.8%
1,615	CH Energy Group, Inc.	67,281
1,860	Consolidated Edison, Inc.	67,351
915	NSTAR(a)	29,838
3,706	PG&E Corp.	141,643
2,578	Pinnacle West Capital Corp.	67,698

		373,811

Electrical Equipment - 0.6%
1,237	Anixter International, Inc.(a)	36,380
2,188	Arrow Electronics, Inc.(a)	36,387
2,089	Avnet, Inc.(a)	36,077
3,694	Encore Wire Corp.	66,492
1,782	II-VI, Inc.(a)	31,981
1,610	Thomas & Betts Corp.(a)	36,885

		244,202

Electronic Equipment & Instruments - 1.3%
9,973	Amphenol Corp. - Class A	253,514
10,619	Daktronics, Inc.	72,846
8,794	Mellanox Technologies Ltd.(a)	73,077
10,054	National Instruments Corp.	173,231

		572,668

Electronic Equipment, Instruments & Components - 0.1%
3,805	Tyco Electronics Ltd	36,071

Energy Equipment & Services - 2.5%
11,989	Atwood Oceanics, Inc.(a)	183,192
8,618	Dril-Quip, Inc.(a)	181,150
1,452	ENSCO International, Inc.	35,690
1,363	Helmerich & Payne, Inc.(a)	33,782
6,372	Lufkin Industries, Inc.	209,320
8,014	National-Oilwell, Inc.(a)	214,214
1,471	Noble Corp.	36,172
1,023	Oceaneering International, Inc.(a)	33,398
3,750	T-3 Energy Services, Inc.(a)	41,288
620	Transocean Ltd(a)	37,058
4,690	Unit Corp.(a)	100,225

		1,105,489

Food & Staples Retailing - 0.6%
9,618	Village Super Mkt, Inc.	251,607
639	Wal-Mart Stores, Inc.(a)	31,764

		283,371

The accompanying notes are an integral part of these financial statements.
8  DIREXION SEMI-ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

Food Products - 1.6%
5,131	Archer-Daniels-Midland Co.	$136,793
1,395	Flowers Foods, Inc.(a)	31,609
3,700	Fresh Del Monte Produce, Inc.(a)	69,486
7,386	General Mills, Inc.	387,617
2,047	Sanderson Farms, Inc.	70,683

		696,188

Gas Utilities - 0.6%
658	The Laclede Group, Inc.(a)	26,428
7,593	WGL Holdings, Inc.	230,523

		256,951

Health Care Equipment & Supplies - 2.6%
11,935	Baxter International, Inc.	607,611
9,213	Immucor, Inc.(a)	206,740
8,121	Matrixx Initiatives, Inc.(a)	143,173
3,076	Stryker Corp.	103,569
4,915	Zoll Medical Corp.(a)	67,581

		1,128,674

Health Care Providers & Services - 1.7%
1,505	Almost Family, Inc.(a)	29,965
4,427	Chemed Corp.	176,239
12,434	Gentiva Health Services, Inc.(a)	215,481
3,174	LifePoint Hospitals, Inc.(a)	66,717
2,813	Pharmaceutical Product Development, Inc.	67,484
2,131	PSS World Medical, Inc.(a)	30,733
8,359	VCA Antech, Inc.(a)	173,784

		760,403

Hotels Restaurants & Leisure - 1.0%
1,254	Buffalo Wild Wings, Inc.(a)	39,120
1,609	Jack in the Box, Inc.(a)	31,375
7,413	McDonald’s Corp.	387,329

		457,824

Household Durables - 0.2%
5,925	Garmin Ltd.	101,436

Household Products - 0.9%
6,572	Colgate-Palmolive Co.	395,503

Industrial Conglomerates - 1.0%
8,485	3M Co.	385,728
3,908	Raven Industries, Inc.	71,048

		456,776

Insurance - 0.3%
4,317	Life Partners Holdings, Inc.	73,860
3,866	Lincoln National Corp.	33,209
770	Odyssey Re Holdings Corp.	35,774

		142,843

Internet & Catalog Retail - 0.7%
2,723	Nutri/System, Inc.(a)	34,978
21,387	PetMed Express, Inc.(a)	294,713

		329,691

Internet Software & Services - 1.2%
1,141	Google, Inc.(a)(c)	385,647
3,844	j2 Global Communications, Inc.(a)	71,998
1,481	Sohu.com, Inc.(a)	73,161

		530,806

IT Services - 1.5%
1,277	AECOM Technology Corp	32,220
1,597	CACI International, Inc. - Class A(a)	68,304
3,873	Cognizant Technology Solutions Corp.(a)	71,263
2,320	CSG Systems International, Inc.(a)	31,835
5,133	SRA International, Inc. - Class A(a)	69,706
6,878	Visa, Inc.	390,052

		663,380

Leisure Equipment & Products - 0.1%
1,375	Hasbro, Inc.(a)	32,172

Machinery - 1.0%
1,610	Cascade Corp.(a)	27,120
1,665	CIRCOR International, Inc.	37,013
1,785	Cummins, Inc.	37,128
1,568	Gardner Denver, Inc.(a)	29,993
1,264	K-Tron International, Inc.(a)	70,127
1,076	Parker Hannifin Corp.	35,906
13,201	Sun Hydraulics, Inc.	175,045
1,352	Titan Machy, Inc.(a)	12,592
1,158	Westinghouse Air Brake Technologies Corp.(a)	31,647

		456,571

Metals & Mining - 0.8%
10,984	Nucor Corp.	369,612

Multiline Retail - 0.7%
4,515	Dollar Tree, Inc.(a)	175,272
5,110	Family Dollar Stores, Inc.	140,219

		315,491

Multi-Utilities & Unregulated Power - 0.2%
1,214	Energen Corp.(a)	33,558
2,240	SCANA Corp.	67,491

		101,049

Oil & Gas - 0.5%
14,231	Denbury Resources, Inc.(a)	183,295
1,683	Petro-Canada	36,858

		220,153

Oil, Gas & Consumable Fuels - 2.0%
1,240	Apache Corp.	73,272
8,403	Arena Resources, Inc.(a)	179,992
3,534	Cimarex Energy Co.	69,443
8,752	Devon Energy Corp.	382,200
1,450	EOG Resources, Inc.	72,558
1,755	Murphy Oil Corp.	73,376
9,183	Stone Energy Corp.(a)	36,365

		887,206

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  9

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

Personal Products - 0.2%
2,553	Herbalife Ltd.	$34,823
2,412	NBTY, Inc.(a)	35,866

		70,689

Pharmaceutical Preparations - 0.3%
7,029	Endo Pharmaceuticals Holdings, Inc.(a)	133,410

Pharmaceuticals - 1.8%
1,718	Allergan, Inc.	66,555
7,348	Bristol-Myers Squibb Co.	135,277
5,338	Medicines Co.(a)	65,497
15,450	Merck & Co., Inc.	373,890
5,137	Par Pharmaceutical Cos, Inc.(a)	68,425
2,386	Watson Pharmaceuticals, Inc.(a)	67,452

		777,096

Road & Rail - 0.9%
872	J.B. Hunt Transport Services, Inc.(a)	18,009
10,597	Union Pacific Corp.	397,600

		415,609

Semiconductor & Semiconductor Equipment - 0.5%
3,900	Lam Research Corp.(a)	78,515
5,695	Monolithic Power Systems, Inc.(a)	73,191
5,755	Sigma Designs, Inc.(a)	80,188

		231,894

Software - 2.5%
4,652	Adobe Systems, Inc.(a)	78,796
11,335	Autodesk, Inc.(a)	143,841
23,386	Ca, Inc.	396,393
10,541	Double-take Software, Inc.(a)	73,999
3,328	Intuit, Inc.(a)	74,680
4,624	Manhattan Associates, Inc.(a)	68,481
12,557	Net 1 UEPS Technologies, Inc.(a)	181,700
1,817	Quality Systems, Inc.	70,336

		1,088,226

Specialty Retail - 1.1%
1,660	Abercrombie & Fitch Co. - Class A	36,503
1,204	Autozone, Inc.(a)	171,245
1,351	The Buckle, Inc.(a)	32,184
1,222	Gymboree Corp.(a)	31,983
1,314	JOS A Bank Clothiers, Inc.(a)	30,296
3,194	Tractor Supply Co.(a)	99,780
8,834	Volcom, Inc.(a)	70,319

		472,310

Textiles, Apparel & Luxury Goods - 0.3%
5,251	Coach, Inc.(a)	73,409
2,244	Phillips-Van Heusen Corp.	37,183

		110,592

Tobacco - 0.9%
11,443	Philip Morris Intl, Inc.	382,997

Trading Companies & Distributors - 0.8%
5,899	Fastenal Co.	177,678
5,739	MSC Industrial Direct Co., Inc. - Class A	175,556

		353,234

Water Utilities - 0.5%
5,914	California Water Service Group	232,184

	TOTAL COMMON STOCKS (Cost $21,345,546)	$20,679,415

SHORT TERM INVESTMENTS - 49.3%
MONEY MARKET FUNDS - 49.3%
4,395,120	AIM STIT-Treasury Portfolio	4,395,120
4,395,121	Fidelity Institutional Money Market Government Portfolio	4,395,121
4,395,120	First American Government Obligations Fund	4,395,120
4,166,341	Goldman Sachs Financial Square Government Fund	4,166,341
4,395,120	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	4,395,120

	TOTAL SHORT TERM INVESTMENTS (Cost $21,746,822)	$21,746,822

	TOTAL INVESTMENTS (Cost $43,092,278) - 96.2%	$42,426,237
	Other Assets in Excess of Liabilities - 3.8%	1,674,218

	TOTAL NET ASSETS - 100.0%	$44,100,455

Percentages are stated as a percent of net assets.

Footnotes

(a)	Non income producing

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

Evolution All-Cap Equity Fund
Short Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation

188	E-Mini S&P 500 Futures Expiring March 2009 (Underlying Face Amount at Market Value $2,864,550)	$619,464
56	E-Mini NASDAQ 100 Futures Expiring March 2009 (Underlying Face Amount at Market Value $1,251,600)	236,323
54	E-Mini Russell 2000 Future Expiring March 2009 (Underlying Face Amount at Market Value $2,104,380)	505,144

		$1,360,931

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Evolution Market Leaders Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

COMMON STOCK - 0.0%
Commercial Banks - 0.0%
1	Southside Bancshares, Inc.	$17

Personal Products - 0.0%
1	Inter Parfums, Inc.	3

	TOTAL COMMON STOCK (Cost $16)	$20

INVESTMENT COMPANIES - 93.2%
19,639	DIAMONDS Trust, Series 1	1,388,674
16,279	First Trust Value Line 100 Exchange Traded Fund	130,883
151,213	First Trust Value Line Dividend Index Fund	1,386,623
12,189	iShares KLD 400 Social Index Fund	335,197
2,147	iShares Morningstar Mid Core Index Fund	89,487
4,553	iShares MSCI Chile Investable Market Index Fund	152,525
3,065	iShares MSCI Israel Capped Investable Market Index Fund	93,544
22,670	iShares MSCI Japan Index Fund	167,078
21,414	iShares MSCI Malaysia Index Fund	149,470
31,318	iShares Russell 1000 Growth Index Fund	1,017,522
7,736	iShares Russell 3000 Growth Index Fund	203,921
16,043	iShares Russell Midcap Growth Index Fund	444,552
4,733	iShares S&P 100 Index Fund	165,892
26,078	iShares S&P 500 Growth Index Fund	1,017,042
11,934	iShares S&P MidCap 400 Growth Index Fund	575,457
11,087	iShares S&P Midcap 400 Index Fund	499,691
5,242	iShares S&P/TOPIX 150 Index Fund	167,010
6,091	Midcap SPDR Trust Series 1	500,132
118,230	PowerShares Dynamic Large Cap Value Portfolio	1,383,291
30,167	PowerShares Dynamic Market Portfolio	835,626
47,397	PowerShares Dynamic Mid Cap Growth Portfolio	574,926
65,013	PowerShares Value Line Timeliness Select Portfolio	576,665
14,262	Rydex Russell Top 50 Exchange Traded Fund	831,760
25,693	SPDR DJ Wilshire Large Cap Growth Exchange Traded Fund	816,524
5,951	SPDR Russell/Nomura Small Cap Japan Exchange Traded Fund	168,532
1,417	SPDR S&P China Exchange Traded Fund	54,640
45,579	SPDR S&P Dividend Exchange Traded Fund	1,387,425
4,096	SPDR S&P Emerging Middle East & Africa Exchange Traded Fund	149,299
25,047	Vanguard Dividend Appreciation Index Fund	831,560
36,688	Vanguard Mega Cap 300 Growth Exchange Traded Fund	1,018,459
13,749	Vanguard Mid-Cap Exchange Traded Fund	500,464
12,994	WisdomTree Earnings 500 Fund	334,985
5,578	WisdomTree Japan SmallCap Dividend Fund	167,786
16,490	WisdomTree MidCap Dividend Fund	418,846

	TOTAL INVESTMENT COMPANIES (COST $20,277,203)	$18,535,488

WARRANTS - 0.0%
	Pegasus Wireless Warrants
3,847	Expiration: March, 2009, Exercise Price: $8.000	0

	TOTAL WARRANTS (Cost $0)	$0

	TOTAL INVESTMENTS (Cost $20,277,219) - 93.2%	$18,535,508
	Other Assets in Excess of Liabilities - 6.8%	1,342,291

	TOTAL NET ASSETS - 100.0%	$19,877,799

Percentages are stated as a percent of net assets.

Evolution Market Leaders Fund
Short Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation

6	E-Mini MCSI EAFE Index Futures
	Expiring March 2009 (Underlying Face Amount at Market Value $292,290)	$9,133
163	E-Mini S&P 500 Futures
	Expiring March 2009 (Underlying Face Amount at Market Value $5,986,175)	825,850
5,400	E-Mini S&P MidCap 400 Futures
	Expiring March 2009 (Underlying Face Amount at Market Value $1,978,680)	158,397

		$993,380

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Evolution Alternative Investment Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 46.2%
30,069	Arbitrage I Fund	$368,344
200	Biotech HOLDRs ETF	32,796
7,419	Diamond Hill Long-Short Fund	87,247
744	First Trust AMEX Biotechnology Index Fund	13,541
161,009	Gabelli ABC	1,458,738
2,530	Gateway Fund	54,568
3,382	iShares Barclays 20+ Year Treasury Bond Fund	344,558
3,891	iShares Barclays 7-10 Year Treasury Bond Fund	364,742
639	iShares Barclays MBS Bond Fund	67,006
633	iShares Barclays Inter Government/Credit Bond Fund	65,610
1,722	iShares Barclays 10-20 Yr Treasury Bond Fund	192,985
1,067	iShares Barclays 3-7 Year Treasury Bond Fund	120,678
29,726	James Market Neutral Fund	334,716
2,884	Market Vectors Gold Miners Fund	96,210
129	Market Vectors Agribusiness Fund	3,424
27,790	Merger Fund	397,670
27,496	Permanent Portfolio Fund	837,521
616	PowerShares Dynamic Healthcare Fund	10,244
1,301	PowerShares Dynamic Biotech & Genome Fund	16,210
20,663	PowerShares DB US Dollar Index Bullish Fund	547,156
2,120	PowerShares VRDO Tax-Free Weekly Fund	53,021
14,519	PowerShares 1-30 Laddered Treasury Fund	409,145
416	PowerShares Emerging Markets Sovereign Debt Fund	8,590
5,682	ProFunds Short Precious Metals Fund	85,624
950	ProShares UltraShort Emerging Markets MSCI Fund	59,242
46	ProShares UltraShort Real Estate Fund	3,699
3,127	ProShares UltraShort Oil & Gas Fund	95,374
223	ProShares UltraShort Industrials Fund	19,896
435	Rydex S&P Equal Weight Health Care Fund	16,200
12,090	SPDR Barclays Capital 1-3 Month T-Bill Fund	554,568
129,229	TFS Market Neutral Fund	1,676,094
7,300	WisdomTree Dreyfus Chinese Yuan Fund	184,106
1,300	WisdomTree Pacific ex-Japan Total Dividend Fund	42,354

	TOTAL INVESTMENT COMPANIES (Cost $8,761,614)	$8,621,877

SHORT TERM INVESTMENTS - 55.3%
MONEY MARKET FUNDS - 55.3%
2,064,414	AIM STIT-Treasury Portfolio	2,064,414
2,064,414	Fidelity Institutional Money Market Government Portfolio	2,064,414
2,064,414	First American Government Obligations Fund	2,064,414
2,064,414	Goldman Sachs Financial Square Government Fund	2,064,414
2,064,414	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	2,064,414

	TOTAL SHORT TERM INVESTMENTS (Cost $10,322,070)	$10,322,070

	TOTAL INVESTMENTS (Cost $19,083,684) - 101.5%	$18,943,947
	Liabilities in Excess of Other Assets - (1.5)%	(289,227)

	TOTAL NET ASSETS - 100.0%	$18,654,720

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Assets:
Investments, at market value (Note 2)	$31,550,877	$42,426,237
Receivable for Fund shares sold	5,007	33,457
Receivable for investments sold	2,288,110	10,707,432
Deposit at broker for futures	—	2,094,100
Variation margin receivable	—	240,815
Dividends and interest receivable	2,146	31,016
Other assets	9,095	26,100

Total Assets	33,855,235	55,559,157

Liabilities:
Payable for investments purchased	2,363,419	10,506,801
Payable for Fund shares redeemed	747,749	840,433
Accrued advisory expense	27,187	35,637
Accrued distribution expense	14,572	24,757
Accrued expenses and other liabilities	47,599	51,074

Total Liabilities	3,200,526	11,458,702

Net Assets	$30,654,709	$44,100,455

Net Assets Consist Of:
Capital stock	$35,367,061	$63,537,292
Accumulated undistributed net investment income (loss)	62,479	(76,048)
Accumulated undistributed net realized gain (loss)	(5,537,672)	(20,055,679)
Net unrealized appreciation (depreciation) on:
Investments	762,841	(666,041)
Futures	—	1,360,931

Total Net Assets	$30,654,709	$44,100,455

Calculation of Net Asset Value Per Share:
Net assets	$30,654,709	$44,100,455
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,930,514	3,103,458
Net asset value, redemption price and offering price per share	$15.88	$14.21

Cost of Investments	$30,788,036	$43,092,278

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

		Evolution
	Evolution Market	Alternative
	Leaders Fund	Investment Fund

Assets:
Investments, at market value (Note 2)	$18,535,508	$18,943,947
Cash	—	109
Receivable for Fund shares sold	11,297	893
Receivable for investments sold	3,209,360	379,100
Deposits at broker for futures	1,128,000	—
Variation margin receivable	158,338	—
Dividends and interest receivable	7,344	5,315
Other assets	12,174	10,866

Total Assets	23,062,021	19,340,230

Liabilities:
Payable for investments purchased	2,802,905	217,539
Payable for Fund shares redeemed	6,893	408,589
Payable to Custodian	321,044	—
Accrued advisory expense	17,769	19,508
Accrued distribution expenses	5,161	6,564
Accrued expenses and other liabilities	30,450	33,310

Total Liabilities	3,184,222	685,510

Net Assets	$19,877,799	$18,654,720

Net Assets Consist Of:
Capital stock	$33,693,853	$27,285,318
Accumulated undistributed net investment income (loss)	65,256	95,989
Accumulated undistributed net realized gain (loss)	(13,132,979)	(8,586,850)
Net unrealized appreciation (depreciation) on:
Investments	(1,741,711)	(139,737)
Futures	993,380	—

Total Net Assets	$19,877,799	$18,654,720

Calculation of Net Asset Value Per Share:
Net assets	$19,877,799	$18,654,720
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,154,468	1,252,456
Net asset value, redemption price and offering price per share	$9.23	$14.89

Cost of Investments	$20,277,219	$19,083,684

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Statements of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $- and $2,422, respectively)	$703,901	$254,391
Interest income	4,270	90,647

Total investment income	708,171	345,038

Expenses:
Investment advisory fees	155,093	230,400
Distribution expenses	38,773	57,600
Shareholder servicing fees	23,264	34,560
Administration fees	5,532	8,033
Fund accounting fees	13,783	23,217
Custody fees	3,869	5,434
Transfer agent fees	16,369	25,286
Federal and state registration	8,601	8,755
Professional fees	18,269	19,678
Reports to shareholders	152	—
Trustees’ fees and expenses	1,507	2,013
Other	5,161	6,110

Total expenses before reimbursement	290,373	421,086
Less: Reimbursement of expenses from Adviser	(85)	—

Total expenses	290,288	421,086

Net investment income (loss)	417,883	(76,048)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(969,288)	(17,189,034)
Futures	—	7,173,061

	(969,288)	(10,015,973)

Capital gain distributions from regulated investment companies	7,553	—

Change in unrealized appreciation (depreciation) on:
Investments	453,260	(1,524,847)
Futures	—	1,233,632

	453,260	(291,215)

Net realized and unrealized gain (loss) on investments	(508,475)	(10,307,188)

Net increase (decrease) in net assets resulting from operations	$(90,592)	$(10,383,236)

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

		Evolution
	Evolution Market	Alternative
	Leaders Fund	Investment Fund

Investment income:
Dividend income (net of foreign withholding tax of $- and $2,799, respectively)	$210,217	$215,750
Interest income	6,827	79,358

Total investment income	217,044	295,108

Expenses:
Investment advisory fees	80,288	104,677
Distribution expenses	20,072	26,169
Shareholder servicing fees	12,043	15,701
Administration fees	3,070	3,775
Fund accounting fees	9,571	10,516
Custody fees	2,383	4,927
Transfer agent fees	8,597	12,979
Federal and state registration	9,932	8,292
Professional fees	17,855	18,343
Reports to shareholders	34	—
Trustees’ fees and expenses	1,003	1,337
Other	2,406	2,981

Total expenses before reimbursement/recoupment	167,254	209,697
Less: Reimbursement of expenses from Adviser	(14,682)	(10,579)

Total expenses	152,572	199,118

Net investment income (loss)	64,472	95,990

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(8,849,196)	(2,560,274)
Securities sold short	(96)	—
Futures	2,829,258	—

	(6,020,034)	(2,560,274)
Capital gain distributions from regulated investment companies	562	57,978

Change in unrealized appreciation (depreciation) on:
Investments	(3,077,908)	(474,567)
Futures	1,031,317	—

	(2,046,591)	(474,567)

Net realized and unrealized gain (loss) on investments	(8,066,063)	(2,976,863)

Net increase (decrease) in net assets resulting from operations	$(8,001,591)	$(2,880,873)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Statements of Changes in Net Assets

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Six Months Ended		Six Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008

Operations:
Net investment income (loss)	$417,883	$1,159,615	$(76,048)	$(130,224)
Net realized gain (loss) on investments	(969,288)	(418,510)	(10,015,973)	(4,372,549)
Capital gain distributions from regulated investment companies	7,553	5,575	—	—
Change in net unrealized appreciation (depreciation) on investments	453,260	(22,289)	(291,215)	(214,624)

Net increase (decrease) in net assets resulting from operations	(90,592)	724,391	(10,383,236)	(4,717,397)

Distributions to shareholders:
Net investment income	(480,904)	(1,479,225)	—	—
Net realized gains	—	—	—	(8,731,487)

Total distributions	(480,904)	(1,479,225)	—	(8,731,487)

Capital share transactions:
Proceeds from shares sold	16,512,108	12,095,784	33,038,251	15,791,146
Proceeds from shares issued to holders in reinvestment of distributions	480,904	1,479,225	—	8,731,487
Cost of shares redeemed	(12,009,031)	(26,313,490)	(13,691,767)	(40,183,923)

Net increase (decrease) in net assets resulting from capital share transactions	4,983,981	(12,738,481)	19,346,484	(15,661,290)

Total increase (decrease) in net assets	4,412,485	(13,493,315)	8,963,248	(29,110,174)

Net assets:
Beginning of year/period	26,242,224	39,735,539	35,137,207	64,247,381

End of year/period	$30,654,709	$26,242,224	$44,100,455	$35,137,207

Undistributed (Accumulated) net investment income (loss), end of year/period	$62,479	$125,500	$(76,048)	$—

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Evolution Market Leaders Fund		Evolution Alternative Investment Fund
	Six Months Ended		Six Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008

Operations:
Net investment income (loss)	$64,472	$91,438	$95,990	$800,941
Net realized gain (loss) on investments	(6,020,034)	(4,161,529)	(2,560,274)	(2,990,481)
Capital gain distributions from regulated investment companies	562	—	57,978	—
Net unrealized appreciation (depreciation) on investments	(2,046,591)	1,210,982	(474,567)	(1,299,026)

Net increase (decrease) in net assets resulting from operations	(8,001,591)	(2,859,109)	(2,880,873)	(3,488,566)

Distributions to shareholders:
Net investment income	—	(83,227)	(800,714)	(121,868)
Net realized gains	—	—	—	(1,223,072)
Return of capital	—	(46,292)	—	—

Total distributions	—	(129,519)	(800,714)	(1,344,940)

Capital share transactions:
Proceeds from shares sold	33,721,146	9,133,559	6,586,245	10,594,573
Proceeds from shares issued to holders in reinvestment of distributions	—	129,520	800,714	1,344,939
Cost of shares redeemed	(23,139,629)	(20,613,485)	(10,087,736)	(28,183,896)

Net increase (decrease) in net assets resulting from capital share transactions	10,581,517	(11,350,406)	(2,700,777)	(16,244,384)

Total increase (decrease) in net assets	2,579,926	(14,339,034)	(6,382,364)	(21,077,890)

Net assets:
Beginning of year/period	17,297,873	31,636,907	25,037,084	46,114,974

End of year/period	$19,877,799	$17,297,873	$18,654,720	$25,037,084

Undistributed (Accumulated) net investment income (loss), end of year/period	$65,256	$—	$153,967	$800,713

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Financial Highlights
February 28, 2009

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,	Including Short		Excluding Short		Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Dividends		Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses	Expenses	Expenses	Expenses	Recoupment	Rate[6]

Evolution Managed Bond Fund
Six months ended February 28, 2009 (Unaudited)	$16.41	$0.21	$(0.48)	$(0.27)	$(0.26)	$—	$—	$(0.26)	$15.88	(1.70%)[2]	30,655	—	—	1.87%	1.87%	2.69%	225%[2]
Year ended August 31, 2008	16.83	0.59	(0.30)	0.29	(0.71)	—	—	(0.71)	16.41	1.78%	26,242	—	—	1.90%	1.75%[10]	3.51%	439%
Year ended August 31, 2007	17.45	0.64	(0.51)	0.13	(0.75)	—	—	(0.75)	16.83	0.76%	39,736	—	—	1.75%	1.75%[10]	3.70%	914%
Year ended August 31, 2006	18.20	0.46 [7]	(0.70)	(0.24)	(0.51)	—	—	(0.51)	17.45	(1.26%)	46,932	1.86%	1.84%	1.81%	1.79%[9,10]	2.70%[8]	1,156%
Year ended August 31, 2005	18.73	0.86 [7]	(0.41)	0.45	(0.98)	—	—	(0.98)	18.20	2.41%	14,642	2.12%	2.03%	2.09%	2.00%	4.63%[8]	941%
April 1, 2004[11] to August 31, 2004	20.00	0.21 [7]	(1.48)	(1.27)	—	—	—	—	18.73	(6.35%)[2]	15,965	2.46%[1]	2.27%[1]	2.19%[1]	2.00%[1]	2.68%[1,8]	536%[2]
Evolution All-Cap Equity Fund
Six months ended February 28, 2009 (Unaudited)	18.55	(0.03)	(4.31)	(4.34)	—	—	—	—	14.21	(23.40%)[2]	44,100	—	—	1.83%	1.83%	(0.33%)	1,246%[2]
Year ended August 31, 2008	24.31	(0.06)	(1.96)	(2.02)	—	(3.74)	—	(3.74)	18.55	(10.07%)	35,137	—	—	1.84%	1.75%[10]	(0.27%)	1,374%
Year ended August 31, 2007	22.75	0.03	2.67	2.70	(0.19)	(0.95)	—	(1.14)	24.31	12.03%	64,247	—	—	1.69%	1.69%[10]	0.10%	885%
Year ended August 31, 2006	21.24	0.20	2.03	2.23	—	(0.72)	—	(0.72)	22.75	10.61%	112,721	—	—	1.67%	1.69%[9,10]	0.88%	1,119%
Year ended August 31, 2005	17.55	(0.23)	3.92	3.69	—	—	—	—	21.24	21.03%	20,184	—	—	1.97%	2.00%	(1.14%)	1,374%
April 1, 2004[11] to August 31, 2004	20.00	(0.09)	(2.36)	(2.45)	—	—	—	—	17.55	(12.25%)[2]	12,808	—	—	2.34%[1]	2.00%[1]	(1.21%)[1]	558%[2]
Evolution Market Leaders Fund
Six months ended February 28, 2009 (Unaudited)	16.68	0.04	(7.49)	(7.45)	—	—	—	—	9.23	(44.66%)[2]	19,878	—	—	2.08%	1.90%	0.80%	828%[2]
Year ended August 31, 2008	18.80	0.07	(2.10)	(2.03)	(0.06)	—	(0.03)	(0.09)	16.68	(10.86%)	17,298	—	—	1.96%	1.75%[10]	0.38%	1,191%
Year ended August 31, 2007	18.12	(0.03)	0.78	0.75	(0.07)	—	—	(0.07)	18.80	4.06%	31,637	—	—	1.85%	1.75%[10]	(0.17%)	886%
January 27, 2006[11] to August 31, 2006	20.00	0.06	(1.94)	(1.88)	—	—	—	—	18.12	(9.40%)[2]	53,795	—	—	1.84%[1]	1.75%[1]	0.50%[1]	864%[2]
Evolution Alternative Investment Fund
Six months ended February 28, 2009 (Unaudited)	17.63	0.07	(2.19)	(2.12)	(0.62)	—	—	(0.62)	14.89	(12.21%)[2]	18,655	—	—	2.00%	1.90%	0.92%	373%[2]
Year ended August 31, 2008	20.48	0.45	(2.60)	(2.15)	(0.06)	(0.64)	—	(0.70)	17.63	(10.77%)	25,037	—	—	1.89%	1.75%[10]	2.32%	777%
Year ended August 31, 2007	20.65	0.32	(0.03)	0.29	(0.32)	(0.14)	—	(0.46)	20.48	1.35%	46,115	—	—	1.72%	1.75%[10]	1.46%	824%
January 26, 2006[11] to August 31, 2006	20.00	0.22	0.49	0.71	(0.06)	—	—	(0.06)	20.65	3.57%[2]	58,519	—	—	1.82%[1]	1.75%[1]	1.88%[1]	642%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before dividends on short positions for the year ended August 31, 2006 and 2005 and the period ended August 31, 2004 was $0.47, $0.86 and $0.23, respectively.
[8]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2006, 2005 and the period ended August 31, 2004 was 2.75%, 4.66% and 2.95%, respectively.
[9]	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses excluding short dividends was 2.00%.
[10]	For the period December 30, 2005 to August 31, 2008 the annual cap on expenses excluding short dividends was 1.75%.
[11]	Commencement of operations.

20  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2009

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 37 series in operation of which 4 are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Market Leaders Fund and the Evolution Alternative Investment Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and closed end investment companies (collectively, fixed-income securities). The objective of the Evolution All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Market Leaders Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing primarily in equity securities either directly or indirectly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Alternative Investment Fund is to seek high total return on an annual basis consistent with a high tolerance for risk by investing primarily in securities, including dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, “alternative securities”) or indirectly through securities that invest in or are a derivative of alternative securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter (“OTC”) securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation dates. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser

DIREXION SEMI-ANNUAL REPORT  21

believes the market price is stale, will in each case be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. Government securities) whose market value, including accrued interest, will at all times be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, recovery on the collateral by the Fund may be delayed or limited.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return on the swap. Also, as with “long” swap agreements, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. The Funds were not invested in swap contracts at February 28, 2009.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the

22  DIREXION SEMI-ANNUAL REPORT

securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at February 28, 2009.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions –  The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may not be as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

DIREXION SEMI-ANNUAL REPORT  23

The tax character of distributions for the Investor Class during the six months ended February 28, 2009, and the year ended August 31, 2008 were as follows:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Six Months		Six Months
	Ended		Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$480,904	$1,479,225	$—	$8,730,319
Long-Term Capital Gains	—	—	—	1,168
Return of Capital	—	—	—	—

Total Distributions paid	$480,904	$1,479,225	$—	$8,731,487

			Evolution Alternative
	Evolution Market Leaders Fund		Investment Fund
	Six Months		Six Months
	Ended		Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$—	$83,227	$800,714	$1,337,597
Long-Term Capital Gains	—	—	—	7,342
Return of Capital	—	46,292	—	—

Total Distributions paid	$—	$129,519	$800,714	$1,344,939

As of February 28, 2009, the components of distributable earnings of the Funds were as follows:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

Net unrealized appreciation/depreciation	$(79,019)	$(1,297,287)	$(209,334)	$(257,690)

Undistributed ordinary income	125,500	—	—	800,713
Undistributed long-term capital gain/(loss)	—	—	—	—

Total distributable earnings	125,500	—	—	800,713
Other accumulated loss	(4,187,337)	(7,756,314)	(5,605,129)	(5,492,034)

Total accumulated losses	$(4,140,856)	$(9,053,601)	$(5,814,463)	$(4,949,011)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

The cost basis of investments for federal tax purposes as of February 28, 2009 was as follows:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

Tax cost of investments	$31,176,636	$45,248,370	$21,822,750	$20,268,724
Gross unrealized appreciation	968,511	377,560	2,312	49,013
Gross unrealized depreciation	(594,270)	(3,199,693)	(3,289,554)	(1,373,790)

Net unrealized appreciation/depreciation	$374,241	$(2,822,133)	$(3,287,242)	$(1,324,777)

24  DIREXION SEMI-ANNUAL REPORT

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2008. At August 31, 2008, the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Loss Deferred	Currency Loss

Evolution Managed Bond Fund	$510,421	$—
Evolution All-Cap Equity Fund	4,306,728	—
Evolution Market Leaders Fund	3,824,064	—
Evolution Alternative Investment Fund	4,134,461	—

At August 31, 2008, the following Funds had capital loss carryovers on a tax basis of:

	Expires
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	Total

Evolution Managed Bond Fund	$1,238,379	$596,309	$586,831	$1,226,623	$3,648,142
Evolution All-Cap Equity Fund	—	—	—	3,893,085	3,893,085
Evolution Market Leaders Fund	—	—	1,584,209	94,888	1,679,097
Evolution Alternative Investment Fund	—	—	—	1,400,927	1,400,927

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2009, open Federal and state income tax years include the tax years ended August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. has made available to the Funds a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. Borrowings under the Line of Credit are charged at prime rate less 1/2%. The Funds did not utilize the credit facility for the six months ended February 28, 2009.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT  25

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Funds during the six months ended February 28, 2009 and year ended August 31, 2008 were as follows:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Six Months		Six Months
	Ended		Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Shares sold	1,054,563	722,420	2,102,880	736,314
Shares issued in reinvestment of distributions	29,074	89,486	—	417,176
Shares redeemed	(752,164)	(1,573,682)	(893,449)	(1,901,770)

Total net increase (decrease) from capital share transactions	331,473	(761,776)	1,209,431	(748,280)

			Evolution Alternative
	Evolution Market Leaders Fund		Investment Fund
	Six Months		Six Months
	Ended		Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Shares sold	2,983,845	514,267	411,939	546,642
Shares issued in reinvestment of distributions	—	7,085	52,783	69,541
Shares redeemed	(1,866,169)	(1,167,267)	(632,757)	(1,447,150)

Total net increase (decrease) from capital share transactions	1,117,676	(645,915)	(168,035)	(830,967)

4.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2009, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Purchases	Sales

Evolution Managed Bond Fund	$74,954,358	$69,292,612
Evolution All-Cap Equity Fund	410,913,124	405,316,595
Evolution Market Leaders Fund	136,070,890	122,175,144
Evolution Alternative Investment Fund	41,785,452	54,991,858

There were no purchases or sales of long-term U.S. Government securities during the six months ended February 28, 2009.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor, Flexible Plan Investments, Ltd., will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. For the six months ended February 28, 2009, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. Effective September 1, 2008 this expense cap was raised to 1.90% for each of the Funds. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on

26  DIREXION SEMI-ANNUAL REPORT

expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses from the period in which those expenses were originally waived. For the six months ended February 28, 2009, the Adviser paid or recouped the following expenses:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

Annual Adviser rate	1.00%	1.00%	1.00%	1.00%
Annual cap on expenses:	1.90%	1.90%	1.90%	1.90%
Expenses paid in excess of annual cap on expenses — 2009	$85	$—	$14,682	$10,579
Voluntary waiver — 2009	$—	$—	$—	$—
Adviser expense waiver recovery — 2009	$—	$—	$—	$—

Expenses subject to potential recovery expiring in:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

2009	$7,084	$—	$21,360	$31
2010	$1,093	$—	$36,463	$—
2011	$48,316	$41,552	$50,055	$45,509
2012	$85	$—	$14,682	$10,579

Total	$56,578	$41,552	$122,560	$56,119

Distribution Expenses: Shares of the Funds are subject to an annual Rule 12b-1 fee equal to 0.25% of the average daily net assets.

Shareholder Servicing Fees: The Board has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.15% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 28, 2009. The Distributor is an affiliate of the Adviser.

6.	SUMMARY OF FAIR VALUE DISCLOSURE

In September 2006, FASB issued Standard No. 157, Fair Value Measurement (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. The Funds have adopted FAS 157 effective September 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

DIREXION SEMI-ANNUAL REPORT  27

The inputs or methodology used for valuing securities are not necessarily an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of February 28, 2009:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 – Quoted prices	$31,550,877	$—	$42,426,237	$1,360,931
Level 2 – Other significant observable inputs	—	—	—	—
Level 3 – Significant unobservable inputs	—	—	—	—

Total	$31,550,877	$—	$42,426,237	$1,360,931

Evolution Alternative
	Evolution Market Leaders Fund		Investment Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 – Quoted prices	$18,535,508	$993,380	$18,943,947	$—
Level 2 – Other significant observable inputs	—	—	—	—
Level 3 – Significant unobservable inputs	—	—	—	—

Total	$18,535,508	$993,380	$18,943,947	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7.	NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). This standard is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivatives instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of February 28, 2009, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures will be required about the use of derivative instruments and hedge items.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009

HCM Freedom Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the HCM Freedom Fund (the “Fund”) covers the period from September 1, 2008 to February 28, 2009 (the “Semi-Annual Period”). Horizon Capital Management, Inc. (“HCM”) serves as the sub-advisor to the Fund. For the Semi-Annual Period, the Fund, which seeks long term capital appreciation with lower volatility than the overall market, returned −2.72% on a total return basis.

During the Semi-Annual Period, the DJ Industrial Average Index returned −38.21%, the S&P 500 Index returned −42.70% and the Nasdaq-100 Index returned −40.35%. Emerging Markets did not outpace domestic returns, with the MSCI Emerging Markets Index declining −45.22% and the 10 Year Treasury Note increasing 8.53%, on a price performance basis, for the Semi-Annual Period.

The overall returns for the Semi-Annual Period were impacted by falling energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, and fears of a U.S. recession. The Federal Reserve Board responded with four reductions in its target for the Federal Funds Rate, resulting in a target rate of 0.25% at the end of the Semi-Annual Period, its lowest level ever.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Dexter Lyons	Mark Thomas
Direxion Funds	Horizon Capital Management, Inc.	Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the HCM Freedom Fund, net of any fee, waivers or expense reimbursements is 2.45%.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2009

SEMI-ANNUAL REPORT FEBRUARY 28, 2009

PSI Core Strength Fund

PSI Macro Trends Fund

PSI Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the PSI Funds covers the period September 1, 2008 to February, 28 2009, (the “Semi-Annual Period”). This Report covers the PSI Macro Trends Fund (the “Macro Trends Fund”), the PSI Core Strength Fund (the “Core Strength Fund”) and the PSI Total Return Fund (the “Total Return Fund”). Portfolio Strategies Investment Managers, (the “Sub-Advisor”), serves as the sub-advisor to the PSI Funds. During the Semi-Annual Period, the DJ Industrial Average Index returned −38.21%, the S&P 500 Index returned −42.70% and the Nasdaq-100 Index returned −40.35%. Emerging Markets did not outpace domestic returns, with the MSCI Emerging Markets Index declining −45.22% and the 10 Year Treasury Note increasing 8.53%, on a price performance basis, for the Semi-Annual Period.

The overall returns for the Semi-Annual Period were impacted by falling energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, and fears of a U.S. recession. The Federal Reserve Board responded with four reductions in its target for the Federal Funds Rate, resulting in a target rate of 0.25% at the end of the Semi-Annual Period, its lowest level ever.

The Core Strength Fund seeks to achieve returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500 Index over a full market cycle. The Core Strength Fund returned −15.90%, on a total return basis, during the Semi-Annual Period.

The Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The Macro Trends Fund returned −39.04%, on a total return basis, during the Semi-Annual Period.

The Total Return Fund seeks to exceed the total return of the Barclays Capital Aggregate Bond Index (formerly known as the Lehman U.S. Aggregate Bond Index) over a complete market cycle. The Total Return Fund returned −13.22%, on a total return basis, during the Semi-Annual Period, compared to 1.88% for the Barclays Capital Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	David Jajewski
Direxion Funds	Portfolio Strategies, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Macro Trend Fund, the Core Strength Fund and the Total Return Fund is, 2.00%, 2.00%, 2.00%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2009

SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Spectrum Select Alternative Fund

Spectrum Global Perspective Fund

Spectrum Equity Opportunity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the Spectrum Funds covers the period from September 1, 2008 to February 28, 2009 (the “Semi- Annual Period”). This Report covers the Spectrum Global Perspective Fund (the “Global Fund”), the Spectrum Equity Opportunity Fund (the “Equity Fund”) and the Spectrum Select Alternative Fund, (the “Select Alternative Fund”). Hundredfold Advisors, LLC (the “Sub-Advisor”), serves as the sub-advisor to the Spectrum Funds.

During the Semi-Annual Period, the DJ Industrial Average Index returned −38.21%, the S&P 500 Index returned −42.70% and the Nasdaq-100 Index returned −40.35%. Emerging Markets did not outpace domestic returns, with the MSCI Emerging Markets Index declining −45.22% and the 10 Year Treasury Note increasing 8.53%, on a price performance basis, for the Semi-Annual Period.

The overall returns for the Semi-Annual Period were impacted by falling energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, and fears of a U.S. recession. The Federal Reserve Board responded with four reductions in its target for the Federal Funds Rate, resulting in a target rate of 0.25% at the end of the Semi-Annual Period, its lowest level ever.

The Global Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Global Fund returned −22.72%, on a total return basis, during the Semi-Annual Period, compared to −42.70% for the S&P 500 Index.

The Equity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Equity Fund returned −20.38%, on a total return basis, during the Semi-Annual Period, compared to −42.70% for the S&P 500 Index.

The Select Alternative Fund seeks a moderate total rate of return, including income and capital appreciation on an annual basis. The Select Alternative Fund returned −8.15%, on a total return basis, during the Semi-Annual Period, compared to −42.70% for the S&P 500 Index and 1.88% for the Barclays Capital Aggregate Bond Index (formerly known as the Lehman U.S. Aggregate Bond Index).

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Ralph Doudera
Direxion Funds	Hundredfold Advisors, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund and the Spectrum Select Alternative Fund is 2.48%, 2.75%, 2.60%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2009

Expense Example
February 28, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2008 — February 28, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
February 28, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2008	February 28, 2009	Period[2]

HCM Freedom Fund
Based on actual fund return	2.45%	$1,000.00	$972.80	$11.98
Based on hypothetical 5% return	2.45%	1,000.00	1,012.65	12.23

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
February 28, 2009 (Unaudited)

	Cash*	Total

HCM Freedom Fund	100%	100%

*	Cash, cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  3

HCM Freedom Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 100.3%
MONEY MARKET FUNDS - 100.3%
4,687,441	AIM STIT-Treasury Portfolio	$4,687,441
4,687,440	Fidelity Institutional Money Market Government Portfolio	4,687,440
4,687,441	First American Government Obligations Fund	4,687,441
4,676,979	Goldman Sachs Financial Square Government Fund	4,676,979
4,687,441	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	4,687,441

	TOTAL SHORT TERM INVESTMENTS (Cost $23,426,742)	$23,426,742

	TOTAL INVESTMENTS (Cost $23,426,742) - 100.3%	$23,426,742
	Liabilities in Excess of Other Assets - (0.3)%	(65,278)

	TOTAL NET ASSETS - 100.0%	$23,361,464

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  4

Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

HCM Freedom
Fund

Assets:
Investments, at market value (Note 2)	$23,426,742
Cash	17,500
Dividends and interest receivable	13,871
Other assets	4,281

Total Assets	23,462,394

Liabilities:
Accrued investment advisory fees	14,003
Accrued distribution expenses	14,451
Accrued expenses and other liabilities	72,476

Total Liabilities	100,930

Net Assets	$23,361,464

Net Assets Consist Of:
Capital stock	$44,033,277
Accumulated undistributed net investment income	898,850
Accumulated undistributed net realized loss	(21,570,663)
Net unrealized appreciation (depreciation)	—

Total Net Assets	$23,361,464

Calculation of Net Asset Value Per Share — Service Class:
Net assets	$23,361,464
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,635,905
Net Asset Value, Redemption Price and Offering Price Per Share	$14.28

Cost of Investments	$23,426,742

The accompanying notes are an integral part of these financial statements.

5  DIREXION SEMI-ANNUAL REPORT

Statement of Operations
Six Months Ended February 28, 2009 (Unaudited)

HCM Freedom
Fund

Investment income:
Dividend income	$3,181
Interest income	152,539

Total investment income	155,720

Expenses:
Investment advisory fees	120,781
Distribution expenses	96,625
Administration fees	4,329
Fund accounting fees	11,048
Custody fees	2,165
Transfer agent fees	15,855
Federal and state registration	3,140
Professional fees	18,906
Reports to shareholders	1,145
Trustees’ fees and expenses	1,491
Excise taxes	15,281
Other	3,906

Total expenses before recoupment	294,672
Plus: Recoupment of previously waived expenses	1,580

Total expenses	296,252

Net investment income	(140,532)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(519,023)
Swaps	(23,654)

(542,677)

Change in unrealized appreciation (depreciation) on:
Investments	—

Net realized and unrealized loss on investments	(542,677)

Net decrease in net assets resulting from operations	$(683,209)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  6

Statements of Changes in Net Assets

	HCM Freedom Fund
	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008

Operations:
Net investment income (loss)	$(140,532)	$99,787
Net realized loss on investments	(542,677)	(1,234,015)
Change in net unrealized appreciation (depreciation) on investments	—	(34,623)

Net decrease in net assets resulting from operations	(683,209)	(1,168,851)

Distributions to shareholders:
Net investment income	—	(3,487,566)

Total distributions	—	(3,487,566)

Capital share transactions:
Proceeds from shares sold	151,048	1,414,324
Proceeds from shares issued to holders in reinvestment of dividends	—	3,479,021
Cost of shares redeemed	(1,622,928)	(3,362,586)

Net increase (decrease) in net assets resulting from capital share transactions	(1,471,880)	1,530,759

Total decrease in net assets	(2,155,089)	(3,125,658)

Net assets:
Beginning of year/period	25,516,553	28,642,211

End of year/period	$23,361,464	$25,516,553

Undistributed (Accumulated) net investment income (loss), end of year/period	$898,850	$1,039,382

The accompanying notes are an integral part of these financial statements.

7  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

										RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends		Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net		Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

HCM Freedom Fund
Six months ended February 28, 2009 (Unaudited)	$14.68	$(0.08)	$(0.32)	$(0.40)	$—	$—	$14.28	(2.72%)[2]	$23,361	—	—	2.44%	2.45%	(1.16%)	22,336%[2]
Year ended August 31, 2008	17.46	0.06	(0.70)	(0.64)	(2.14)	(2.14)	14.68	(4.43%)	25,517	—	—	2.50%	2.45%	0.35%	2,886%
Year ended August 31, 2007	18.11	0.34	(0.11)	0.23	(0.88)	(0.88)	17.46	1.32%	28,642	—	—	2.18%	2.18%	1.98%	4,042%
Year ended August 31, 2006	18.91	0.40	(1.08)	(0.68)	(0.12)	(0.12)	18.11	(3.61%)	53,753	—	—	2.22%	2.12%	2.14%	3,065%
December 7, 2004[8] to August 31, 2005	20.00	0.11	(1.20)	(1.09)	—	—	18.91	(5.45%)[2]	140,786	2.31%	2.11%	2.30%	2.10%	0.82%[7]	2,215%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was 0.83%.
[8]	Commencement of operations.

DIREXION SEMI-ANNUAL REPORT  8

Expense Example
February 28, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2008 — February 28, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
February 28, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2008	February 28, 2009	Period[2]

PSI Core Strength Fund
Based on actual fund return	2.00%	$1,000.00	$841.00	$9.13
Based on hypothetical 5% return	2.00%	1,000.00	1,014.88	9.99
PSI Macro Trends Fund
Based on actual fund return	2.00%	1,000.00	609.60	7.98
Based on hypothetical 5% return	2.00%	1,000.00	1,014.88	9.99
PSI Total Return Fund
Based on actual fund return	2.00%	1,000.00	867.80	9.26
Based on hypothetical 5% return	2.00%	1,000.00	1,014.88	9.99

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
February 28, 2009 (Unaudited)

		Investment
	Cash*	Companies	Futures		Swaps		Total

PSI Core Strength Fund	62%	38%	—		—		100%
PSI Macro Trends Fund	38%	67%	(5%)		0	%**	100%
PSI Total Return Fund	37%	63%	0	%**	0	%**	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT  10

PSI Core Strength Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 37.5%
19,200	DIAMONDS Trust Series 1	$1,357,632
23,100	Energy Select Sector SPDR	951,027
5,600	iShares Dow Jones U.S. Basic Materials Sector Index Fund	207,760
11,300	iShares Dow Jones U.S. Telecommunications Sector Index Fund	182,382
23,100	iShares MSCI Japan Index Fund	178,332
7,200	iShares S&P Europe 350 Index Fund	179,568
10,800	Market Vectors Gold Miners	360,288
7,400	PowerShares DB US Dollar Index Bearish Fund	180,634
10,800	ProShares Short Russell 2000	871,884
10,000	ProShares Short S&P500	859,500
10,300	Semiconductor HOLDRS Trust	176,542
14,400	SPDR S&P Metals and Mining	338,400
25,000	Utilities Select Sector SPDR Fund	635,500

	TOTAL INVESTMENT COMPANIES (Cost $6,543,521)	$6,479,449

SHORT TERM INVESTMENTS - 57.4%
MONEY MARKET FUNDS - 57.4%
2,484,269	AIM STIT-Treasury Portfolio	2,484,269
2,484,269	Fidelity Institutional Government Portfolio	2,484,269
2,484,269	Goldman Sachs Financial Square Government Fund	2,484,269
2,484,269	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	2,484,269

	TOTAL SHORT TERM INVESTMENTS (Cost $9,937,076)	$9,937,076

	TOTAL INVESTMENTS (Cost $16,480,597) - 94.9%	$16,416,525
	Other Assets in Excess of Liabilities - 5.1%	878,511

	TOTAL NET ASSETS - 100.00%	$17,295,036

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

11  DIREXION SEMI-ANNUAL REPORT

PSI Macro Trends Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 66.8%
15,700	iShares iBoxx $ High Yield Corporate Bond Fund	$1,055,825
11,300	iShares Lehman Treasury Inflation Protected Securities Fund	1,096,326
71,900	iShares MSCI EAFE Index Fund	2,493,492
75,700	iShares MSCI Emerging Markets Index Fund	1,607,111
16,300	iShares Russell 1000 Growth Index Fund	529,587
13,900	iShares Russell 1000 Value Index Fund	528,478
20,800	iShares Russell 2000 Index Fund	813,072
15,800	iShares Russell Midcap Growth Index	437,818
17,800	iShares Russell Midcap Value Index Fund	396,228
8,700	Midcap SPDR Trust	714,357
102,300	PowerShares DB Commodity Index Tracking Fund	1,954,953

	TOTAL INVESTMENT COMPANIES (Cost $13,963,558)	$11,627,247

SHORT TERM INVESTMENTS - 29.9%
MONEY MARKET FUNDS - 29.9%
1,302,554	AIM STIT-Treasury Portfolio	1,302,554
1,302,554	Fidelity Institutional Government Portfolio	1,302,554
1,302,554	First American Government Obligations Fund	1,302,554
1,302,553	Goldman Sachs Financial Square Government Fund	1,302,553

	TOTAL SHORT TERM INVESTMENTS (Cost $5,210,215)	$5,210,215

	TOTAL INVESTMENTS (Cost $19,173,773) - 96.7%	$16,837,462
	Other Assets in Excess of Liabilities - 3.3%	578,160

	TOTAL NET ASSETS - 100.00%	$17,415,622

Percentages are stated as a percent of net assets.

PSI Macro Trends Fund
Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
Contracts		Depreciation

7,400	S&P 500 Index eMini Futures Expiring March 2009 (Underlying Face Amount at Market Value $5,435,300)	$(916,962)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  12

PSI Total Return Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 63.7%
68,150	iShares Barclays 1-3 Year Treasury Bond	$5,726,645
56,750	iShares Barclays Aggregate Bond Fund	5,720,967
12,350	iShares Barclays TIPS Bond Fund	1,198,197
15,200	ProShares UltraShort 20+ Year Treasury	732,184
15,100	SPDR S&P 500	1,116,343

	TOTAL INVESTMENT COMPANIES (Cost $14,625,261)	$14,494,336

SHORT TERM INVESTMENTS - 35.2%
MONEY MARKET FUNDS - 35.2%
1,572,606	AIM STIT-Treasury Portfolio	1,572,606
1,572,606	Fidelity Institutional Government Portfolio	1,572,606
1,572,606	First American Government Obligations Fund	1,572,606
1,572,607	Goldman Sachs Financial Square Government Fund	1,572,607
1,714,497	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,714,497

	TOTAL SHORT TERM INVESTMENTS (Cost $8,004,922)	$8,004,922

	TOTAL INVESTMENTS (Cost $22,630,183) - 98.9%	$22,499,258
	Other Assets in Excess of Liabilities - 1.1%	245,799

	TOTAL NET ASSETS - 100.00%	$22,745,057

Percentages are stated as a percent of net assets.

PSI Total Return Fund
Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
		Appreciation
Contracts		(Depreciation)

1	FTSE 100 9 Month Variance Futures Expiring March 2009 (Underlying Face Amount at Market Value $63,890)	$(2,773)
3	Dollar Index Futures Expiring March 2009 (Underlying Face Amount at Market Value $264,780)	440
13	S&P 500 Index eMini Futures Expiring March 2009 (Underlying Face Amount at Market Value $477,425)	(81,092)
1	US 5 Year Note Future Expiring June 2009 (Underlying Face Amount at Market Value $116,680)	91
1	New Zealand Dollar Future Expiring March 2009 (Underlying Face Amount at Market Value $50,100)	(4,358)
1	US 10 Year Note Future Expiring June 2009 (Underlying Face Amount at Market Value $120,141)	90

		$(87,602)

PSI Total Return Fund
Short Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
		Appreciation
Contracts		(Depreciation)

1	Japanese Yen Future Expiring March 2009 (Underlying Face Amount at Market Value $128,100)	$8,409
1	Swiss Franc Future Expiring March 2009 (Underlying Face Amount at Market Value $106,850)	(1,516)

		$6,893

The accompanying notes are an integral part of these financial statements.

13  DIREXION SEMI-ANNUAL REPORT

PSI Total Return Fund
Equity Swap Contracts
February 28, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs	GS CRX Bullet Swap	450	$215,300	12/13/2010	$(17,562)
Goldman Sachs	GS CRX Bullet Swap	50	25,768	12/13/2010	(3,822)

		500	$241,068		$(21,384)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  14

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

	PSI Core	PSI Macro	PSI Total
	Strength Fund	Trends Fund	Return Fund

Assets:
Investments, at market value (Note 2)	$16,416,525	$16,837,462	$22,499,258
Cash	138	—	—
Receivable for Fund shares sold	45,729	27,630	12,147
Receivable for investments sold	3,106,441	—	1,115,589
Deposit at broker for swaps	—	—	102,625
Deposit at broker for futures	—	732,600	—
Dividends and interest receivable	5,381	7,740	4,159
Other assets	10,723	11,162	17,546

Total Assets	19,584,937	17,616,594	23,751,324

Liabilities:
Payable for Fund shares redeemed	899	839	7
Payable for investments purchased	2,233,716	—	877,883
Unrealized depreciation on swaps	—	—	21,384
Variation margin payable	—	129,499	6,496
Accrued advisory expense	18,877	18,984	28,138
Accrued distribution expense	—	10,484	25,385
Accrued expenses and other liabilities	36,409	41,166	46,974

Total Liabilities	2,289,901	200,972	1,006,267

Net Assets	$17,295,036	$17,415,622	$22,745,057

Net Assets Consist Of:
Capital stock	$22,228,725	$38,398,402	$28,297,904
Accumulated undistributed net investment income (loss)	(27,957)	(39,276)	(150,594)
Accumulated undistributed net realized gain (loss)	(4,841,660)	(17,690,231)	(5,169,235)
Net unrealized appreciation (depreciation) on:
Investments	(64,072)	(2,336,311)	(130,925)
Futures	—	(916,962)	(80,709)
Swaps	—	—	(21,384)

Total Net Assets	$17,295,036	$17,415,622	$22,745,057

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$17,295,036	$17,415,622	$22,745,057
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,179,657	1,777,832	1,322,625
Net asset value, redemption price and offering price per share	$14.66	$9.80	$17.20

Cost of Investments	$16,480,597	$19,173,773	$22,630,183

The accompanying notes are an integral part of these financial statements.

15  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Six Month Ended February 28, 2009 (Unaudited)

	PSI Core	PSI Macro	PSI Total
	Strength Fund	Trends Fund	Return Fund

Investment income:
Dividend income (net of foreign withholding tax of $79, $- and $38, respectively)	$117,507	$284,653	$316,924
Interest income	66,744	70,687	87,458

Total investment income	184,251	355,340	404,382

Expenses:
Investment advisory fees	99,063	148,358	154,909
Distribution expenses	21,535	32,252	33,676
Shareholder servicing fees	12,922	19,351	20,205
Administration fees	3,117	4,611	4,831
Fund accounting fees	8,291	12,638	11,820
Custody fees	1,623	1,810	2,415
Transfer agent fees	9,852	16,894	16,465
Federal and state registration	7,120	7,472	8,871
Professional fees	13,083	20,107	18,864
Reports to shareholders	—	254	—
Trustees’ fees and expenses	1,215	1,487	1,506
Other	2,086	4,668	3,997

Total expenses before reimbursement	179,907	269,902	277,559
Less: Waiver of expenses and reimbursement from Adviser	(7,593)	(11,839)	(7,603)

Total expenses	172,314	258,063	269,956

Net investment income (loss)	11,937	97,277	134,426

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(3,104,931)	(9,032,378)	(1,431,717)
Futures	—	(3,807,286)	(1,234,470)
Swaps	—	(228,498)	(1,631,789)

	(3,104,931)	(13,068,162)	(4,297,976)

Capital gain distributions from regulated investment companies	200	—	—

Change in unrealized appreciation (depreciation) on:
Investments	(61,094)	551,077	(199,705)
Futures	—	(775,264)	(101,689)
Swaps	—	60,084	191,687

	(61,094)	(164,103)	(109,707)

Net realized and unrealized gain (loss) on investments	(3,165,825)	(13,232,265)	(4,407,683)

Net increase (decrease) in net assets resulting from operations	$(3,153,888)	$(13,134,988)	$(4,273,257)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  16

Statements of Changes in Net Assets

	PSI Core Strength Fund		PSI Macro Trends Fund		PSI Total Return Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008

Operations:
Net investment income (loss)	$11,937	$92,300	$97,277	$463,477	$134,426	$658,149
Net realized gain (loss) on investments	(3,104,931)	(286,338)	(13,068,162)	(4,027,853)	(4,297,976)	30,561
Capital gain distributions from regulated investment companies	200	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(61,094)	(421,716)	(164,103)	(1,414,174)	(109,707)	(200,433)

Net increase (decrease) in net assets resulting from operations	(3,153,888)	(615,754)	(13,134,988)	(4,978,550)	(4,273,257)	488,277

Distributions to shareholders:
Net investment income	(39,894)	—	(357,346)	(252,097)	(285,020)	(1,140,512)
Net realized gains	—	(858,895)	(24,533)	(913,194)	—	(607,914)
Return of capital	—	(199,791)	—	—	—	—

Total distributions	(39,894)	(1,058,686)	(381,879)	(1,165,291)	(285,020)	(1,748,426)

Capital share transactions:
Proceeds from shares sold	6,766,166	16,717,844	7,178,680	17,591,767	4,142,761	30,315,204
Proceeds from shares issued to holders in reinvestment of dividends	39,856	1,058,686	381,880	1,165,291	280,919	1,735,674
Cost of shares redeemed	(6,539,292)	(20,508,466)	(10,610,174)	(19,700,616)	(10,454,752)	(27,909,038)

Net increase (decrease) in net assets resulting from capital share transactions	266,730	(2,731,936)	(3,049,614)	(943,558)	(6,031,072)	4,141,840

Total increase (decrease) in net assets	(2,927,052)	(4,406,376)	(16,566,481)	(7,087,399)	(10,589,349)	2,881,691

Net assets:
Beginning of year/period	20,222,088	24,628,464	33,982,103	41,069,502	33,334,406	30,452,715

End of year/period	$17,295,036	$20,222,088	$17,415,622	$33,982,103	$22,745,057	$33,334,406

Undistributed (Accumulated) net investment income (loss), end of year/period	$(27,957)	$—	$(39,276)	$220,793	$(150,594)	$—

[1]	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

17  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

										RATIOS TO AVERAGE NET ASSETS
													Net
			Net Realized	Net Increase									Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions		Net Asset		Net Assets,			Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from		Value,		End of			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	Total	End of	Total	Year/Period	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]
PSI Core Strength Fund
Six months ended February 28, 2009 (Unaudited)	$17.48	$0.01	$(2.79)	$(2.78)	$(0.04)	$—	$(0.04)	$14.66	(15.90%)[2]	$17,295	2.09%	2.00%	0.14%	1,896%[2]
Year ended August 31, 2008	20.11	0.08	(1.67)	(1.59)	(0.84)	(0.20)	(1.04)	17.48	(8.44%)	20,222	2.09%	2.00%	0.43%	2,509%
January 8, 2007[7] to August 31, 2007	20.00	0.22	(0.11)	0.11	—	—	—	20.11	0.55%[2]	24,628	2.18%	2.00%	1.70%	935%[2]
PSI Macro Trends Fund
Six months ended February 28, 2009 (Unaudited)	16.33	0.05	(6.40)	(6.35)	(0.17)	(0.01)	(0.18)	9.80	(39.04%)[2]	17,416	2.09%	2.00%	0.75%	339%[2]
Year ended August 31, 2008	19.42	0.22	(2.72)	(2.50)	(0.13)	(0.46)	(0.59)	16.33	(13.28%)	33,982	2.03%	2.00%	1.20%	304%
January 8, 2007[7] to August 31, 2007	20.00	(0.03)	(0.55)	(0.58)	—	—	—	19.42	(2.90%)[2]	41,070	2.03%	2.00%	(0.26%)	926%[2]
PSI Total Return Fund
Six months ended February 28, 2009 (Unaudited)	20.00	0.08	(2.69)	(2.61)	(0.19)	—	(0.19)	17.20	(13.22%)[2]	22,745	2.06%	2.00%	1.00%	196%[2]
Year ended August 31, 2008	20.53	0.38	0.17	0.55	(0.67)	(0.41)	(1.08)	20.00	2.66%	33,334	2.01%	2.00%	1.84%	90%
January 8, 2007[7] to August 31, 2007	20.00	0.33	0.20	0.53	—	—	—	20.53	2.65%[2]	30,453	2.11%	2.00%	2.57%	191%[2]

[1]	Annualized

[2]	Not annualized

[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.

[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[7]	Commencement of operations.

DIREXION SEMI-ANNUAL REPORT  18

Expense Example
February 28, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period September 1, 2008 — February 28, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

19  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
February 28, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2008	February 28, 2009	Period[2]

Spectrum Select Alternative Fund
Based on actual fund return	2.60%	$1,000.00	$918.50	$12.37
Based on hypothetical 5% return	2.60%	1,000.00	1,011.90	12.97
Spectrum Global Perspective Fund
Based on actual fund return	2.48%	1,000.00	772.80	10.90
Based on hypothetical 5% return	2.48%	1,000.00	1,012.50	12.37
Spectrum Equity Opportunity Fund
Based on actual fund return	2.75%	1,000.00	796.20	12.25
Based on hypothetical 5% return	2.75%	1,000.00	1,011.16	13.71

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
February 28, 2009 (Unaudited)

				Investment
	Cash*	Common Stock		Companies	Futures		Total

Spectrum Select Alternative Fund	57%	—		43%	0	%**	100%
Spectrum Global Perspective Fund	83%	—		17%	0	%**	100%
Spectrum Equity Opportunity Fund	76%	0	%**	23%	1%		100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT  20

Spectrum Select Alternative Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 43.4%
395,387	American High-Income Trust	$3,064,251
48,115	Caldwell & Orkin Market Opportunity Fund	987,797
106,943	DWS Disciplined Market Neutral Fund	1,007,404
93,695	Highbridge Statistical Market Neutral Fund	1,524,422
28,762	Northeast Investors Trust	106,420
76,923	TFS Market Neutral Fund	997,688

	TOTAL INVESTMENT COMPANIES (Cost $7,721,088)	$7,687,982

SHORT TERM INVESTMENTS - 55.7%
MONEY MARKET FUNDS - 55.7%
1,972,745	AIM STIT-Treasury Portfolio	1,972,745
1,972,745	Fidelity Institutional Government Portfolio	1,972,745
1,972,745	First American Government Obligations Fund	1,972,745
1,967,424	Goldman Sachs Financial Square Government Fund	1,967,424
1,972,745	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,972,745

	TOTAL SHORT TERM INVESTMENTS (Cost $9,858,404)	$9,858,404

	TOTAL INVESTMENTS (Cost $17,579,492) - 99.1%	$17,546,386
	Other Assets in Excess of Liabilities - 0.9%	155,901

	TOTAL NET ASSETS - 100.0%	$17,702,287

Percentages are stated as a percent of net assets.

Spectrum Select Alternative Fund
Short Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation

47	S&P 500 E-mini Futures Contracts
	Expiring March 2009 (Underlying Face Amount at Market Value $1,726,075)	$51,735

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  21

Spectrum Global Perspective Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 17.2%
971,357	American High-Income Trust	$7,528,020
47,733	Northeast Investors Trust	176,611
25,599	TFS Market Neutral Fund	332,025

	TOTAL INVESTMENT COMPANIES (Cost $8,353,707)	$8,036,656

SHORT TERM INVESTMENTS - 82.3%
MONEY MARKET FUNDS - 82.3%
7,695,258	AIM STIT-Treasury Portfolio	7,695,258
7,695,258	Fidelity Institutional Government Portfolio	7,695,258
7,695,258	First American Government Obligations Fund	7,695,258
7,695,259	Goldman Sachs Financial Square Government Fund	7,695,259
7,695,258	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	7,695,258

	TOTAL SHORT TERM INVESTMENTS (Cost $38,476,291)	$38,476,291

	TOTAL INVESTMENTS (Cost $46,829,998) - 99.5%	$46,512,947
	Other Assets in Excess of Liabilities - 0.5%	256,676

	TOTAL NET ASSETS - 100.0%	$46,769,623

Percentages are stated as a percent of net assets.

Spectrum Global Perspective Fund
Short Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation

99	S&P 500 E-mini Futures
	Expiring March 2009 (Underlying Face Amount at Market Value $2,240,225)	$160,310

The accompanying notes are an integral part of these financial statements.

22  DIREXION SEMI-ANNUAL REPORT

Spectrum Equity Opportunity Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 0.0%
METALS & MINING - 0.0%
1	Goldcorp Inc.	$29

OIL & GAS - 0.0%
1	Kinder Morgan Management LLC	44

	TOTAL COMMON STOCKS (Cost $74)	$73

INVESTMENT COMPANIES — 23.5%
327,376	American High-Income Trust	2,537,162
4,666	Janus Advisor Long/Short Fund	42,461
6,120	Northeast Investors Trust	22,642

	TOTAL INVESTMENT COMPANIES (Cost $2,556,810)	$2,602,265

SHORT TERM INVESTMENTS — 75.3%
MONEY MARKET FUNDS — 75.3%
1,669,670	AIM STIT-Treasury Portfolio	1,669,670
1,669,670	Fidelity Institutional Government Portfolio	1,669,670
1,669,670	First American Government Obligations Fund	1,669,670
1,669,669	Goldman Sachs Financial Square Government Fund	1,669,669
1,669,669	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,669,669

	TOTAL SHORT TERM INVESTMENTS (Cost $8,348,348)	$8,348,348

	TOTAL INVESTMENTS (Cost $10,905,232) - 98.8%	$10,950,686
	Other Assets in Excess of Liabilities - 1.2%	129,597

	TOTAL NET ASSETS - 100.0%	$11,080,283

Percentages are stated as a percent of net assets.

Spectrum Equity Opportunity Fund
Short Futures Contracts
February 28, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation

28	S&P 500 E-mini Futures
	Expiring March 2009 (Underlying Face Amount at Market Value $514,150)	$56,595

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  23

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Assets:
Investments, at market value (Note 2)	$17,546,386	$46,512,947	$10,950,686
Deposit at broker for futures	232,650	490,050	138,600
Variation margin receivable	41,125	88,432	25,011
Dividends and interest receivable	25,303	59,786	21,967
Other assets	7,380	10,711	10,363

Total Assets	17,852,844	47,161,926	11,146,627

Liabilities:
Payable for Fund shares purchased	78,117	238,326	—
Accrued advisory expense	14,018	37,686	10,861
Accrued distribution expense	11,024	33,691	11,093
Accrued expenses and other liabilities	47,398	82,600	44,390

Total Liabilities	150,557	392,303	66,344

Net Assets	$17,702,287	$46,769,623	$11,080,283

Net Assets Consist Of:
Capital stock	$23,243,732	$81,866,537	$17,401,452
Accumulated undistributed net investment income (loss)	112,774	(96,912)	(26,296)
Accumulated undistributed net realized gain (loss)	(5,672,848)	(34,843,261)	(6,396,922)
Net unrealized appreciation (depreciation) on:
Investments	(33,106)	(317,051)	45,454
Futures	51,735	160,310	56,595

Total Net Assets	$17,702,287	$46,769,623	$11,080,283

Calculation of Net Asset Value Per Share:
Net assets	$17,702,287	$46,769,623	$11,080,283
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,059,414	3,239,977	777,563
Net asset value, redemption price and offering price per share	$16.71	$14.44	$14.25

Cost of Investments	$17,579,492	$46,829,998	$10,905,232

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  24

Statements of Operations
Six Months Ended February 28, 2009 (Unaudited)

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Investment income:
Dividend income (net of foreign withholding tax of $—, $—, $111, respectively)	$421,270	$338,713	$92,126
Interest income	65,489	298,355	64,268

Total investment income	486,759	637,068	156,394

Expenses:
Investment advisory fees	101,638	296,444	65,670
Distribution expenses	101,638	296,444	65,670
Administration fees	3,636	10,622	2,349
Fund accounting fees	9,592	26,669	6,482
Custody fees	34	9,336	776
Transfer agent fees	12,989	37,989	8,438
Federal and state registration	6,203	6,567	4,757
Professional fees	27,417	42,162	26,058
Reports to shareholders	—	—	453
Trustees’ fees and expenses	1,338	2,650	1,113
Other	78	5,074	2,141

Total expenses before reimbursement	264,563	733,957	183,907
Less: Reimbursement of expenses from Adviser	—	—	(3,098)

Total expenses	264,563	733,957	180,809

Net investment income (loss)	222,196	(96,889)	(24,415)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(1,718,063)	(12,614,352)	(1,935,261)
Futures	(59,936)	(1,133,926)	(1,278,858)
Swaps	(343,871)	(2,199,824)	(62,564)

	(2,121,870)	(15,948,102)	(3,276,683)

Capital gain distributions from regulated investment companies	9,658	—	—

Change in unrealized appreciation (depreciation) on:
Investments	(5,049)	(389,387)	161,128
Futures	51,735	160,310	34,964

	46,686	(229,077)	196,092

Net realized and unrealized gain (loss) on investments	(2,065,526)	(16,177,179)	(3,080,591)

Net increase (decrease) in net assets resulting from operations	$(1,843,330)	$(16,274,068)	$(3,105,006)

The accompanying notes are an integral part of these financial statements.

25  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Spectrum Select		Spectrum Global		Spectrum Equity
	Alternative Fund		Perspective Fund		Opportunity Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28, 2009	Year Ended	February 28, 2009	Year Ended	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008

Operations:
Net investment income (loss)	$222,196	$596,028	$(96,889)	$(762,345)	$(24,415)	$(65,320)
Net realized gain (loss) on investments	(2,121,870)	(3,138,786)	(15,948,102)	(5,319,917)	(3,276,683)	(1,201,572)
Capital gain distributions from regulated investment companies	9,658	120,927	—	4,110	—	4,266
Change in unrealized appreciation (depreciation) on investments	46,686	115,783	(229,077)	(2,055,423)	196,092	(447,824)

Net increase (decrease) in net assets resulting from operations	(1,843,330)	(2,306,048)	(16,274,068)	(8,133,575)	(3,105,006)	(1,710,450)

Distributions to shareholders:
Net investment income	(153,512)	(798,522)	(7,177)	(3,592,655)	(1,881)	(755,550)
Net realized gains	—	(14,167)	(5,694)	(15,267,529)	—	(1,483,186)

Total distributions	(153,512)	(812,689)	(12,871)	(18,860,184)	(1,881)	(2,238,736)

Capital share transactions:
Proceeds from shares sold	385,731	7,989,068	736,191	8,266,915	450,992	1,142,108
Proceeds from shares issued to holders in reinvestment of dividends	152,838	805,878	12,841	18,836,313	1,864	2,238,737
Cost of shares redeemed	(5,829,215)	(21,443,226)	(17,541,342)	(31,024,292)	(2,647,152)	(15,908,109)

Net increase (decrease) in net assets resulting from capital share transactions	(5,290,646)	(12,648,280)	(16,792,310)	(3,921,064)	(2,194,296)	(12,527,264)

Total increase (decrease) in net assets	(7,287,488)	(15,767,017)	(33,079,249)	(30,914,823)	(5,301,183)	(16,476,450)

Net assets:
Beginning of year/period	24,989,775	40,756,792	79,848,872	110,763,695	16,381,466	32,857,916

End of year/period	$17,702,287	$24,989,775	$46,769,623	$79,848,872	$11,080,283	$16,381,466

Undistributed (Accumulated) net investment income (loss), end of year/period	$112,774	$44,090	$(96,912)	$7,154	(26,296)	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  26

Financial Highlights

											RATIOS TO AVERAGE NET ASSETS
															Net
			Net Realized	Net Increase											Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions		Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from		Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]
Spectrum Select Alternative Fund
Six months ended February 28, 2009 (Unaudited)	$18.33	$0.19	$(1.68)	$(1.49)	$(0.13)	$—	$(0.13)	$16.71	(8.15%)[2]	$17,702	—	—	2.60%	2.60%	2.18%	212%[2]
Year ended August 31, 2008	20.02	0.33	(1.58)	(1.25)	(0.43)	(0.01)	(0.44)	18.33	(6.38%)	24,990	—	—	2.57%	2.57%	1.68%	127%
Year ended August 31, 2007	19.54	0.57	0.76	1.33	(0.85)	—	(0.85)	20.02	6.93%	40,757	—	—	2.44%	2.44%	2.82%	260%
Year ended August 31, 2006	19.96	0.50	0.34	0.84	(1.26)	—	(1.26)	19.54	4.53%	22,725	—	—	2.54%	2.54%	2.57%	898%
September 1, 2004[10] to August 31, 2005	20.00	0.48	(0.26)	0.22	(0.26)	—	(0.26)	19.96	1.09%[2]	33,414	—	—	2.38%	2.38%	2.44%	759%[2]
Spectrum Global Perspective Fund
Six months ended February 28, 2009 (Unaudited)	18.69	(0.03)	(4.22)	(4.25)	—[9]	—[9]	—	14.44	(22.72%)[2]	46,770	—	—	2.48%	2.48%	(0.33%)	1,412%[2]
Year ended August 31, 2008	24.73	(0.16)	(1.48)	(1.64)	(0.84)	(3.56)	(4.40)	18.69	(8.96%)	79,849	—	—	2.38%	2.38%	(0.75%)	2,073%
Year ended August 31, 2007	25.93	(0.03)	2.86	2.83	(0.34)	(3.69)	(4.03)	24.73	11.32%	110,764	—	—	2.24%	2.24%	(0.12%)	1,259%
Year ended August 31, 2006	23.46	0.06	4.49	4.55	—	(2.08)	(2.08)	25.93	20.43%	115,420	—	—	2.23%	2.23%	0.25%	1,693%
September 27, 2004[10] to August 31, 2005	20.00	(0.03)[7]	3.80	3.77	(0.26)	(0.05)	(0.31)	23.46	18.88%[2]	71,085	2.39%	2.39%	2.38%	2.38%	(0.16%)[8]	1,152%[2]
Spectrum Equity Opportunity Fund
Six months ended February 28, 2009 (Unaudited)	17.90	(0.03)	(3.62)	(3.65)	—[9]	—	—	14.25	(20.38%)[2]	11,080	—	—	2.80%	2.75%	(0.37%)	982%[2]
Year ended August 31, 2008	21.24	(0.05)	(1.51)	(1.56)	(0.60)	(1.18)	(1.78)	17.90	(8.28%)	16,381	—	—	2.63%	2.63%	(0.27%)	1,617%
Year ended August 31, 2007	21.43	(0.03)	1.48	1.45	(0.31)	(1.33)	(1.64)	21.24	6.91%	32,858	—	—	2.40%	2.40%	(0.14%)	1,347%
Year ended August 31, 2006	21.85	0.03	0.77	0.80	—	(1.22)	(1.22)	21.43	3.85%	48,875	—	—	2.31%	2.31%	0.15%	2,310%
October 11, 2004[10] to August 31, 2005	20.00	(0.16)	2.01	1.85	—	—	—	21.85	9.25%[2]	45,689	—	—	2.50%	2.50%	(0.88%)	1,334%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before dividends on short positions for the period ended August 31, 2005 was $(0.04).
[8]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was (0.15%).
[9]	Amount is less than $0.01 per share.
[10]	Commencement of operations.

27  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2009

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 40 series of which 7 are included in this report, HCM Freedom Fund, PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund, Spectrum Select Alternative Fund (formerly Spectrum High Yield Plus Fund), Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund commenced operations on January 8, 2007.

The objective of the HCM Freedom Fund is to seek long-term capital appreciation with lower volatility than the overall market by investing in equity securities of domestic issuers, equity securities of foreign issuers, whether directly of indirectly through sponsored or unsponsored American Depository Receipts (ADRs), exchange traded funds (ETFs), other investment companies and foreign currencies. The objective of the PSI Core Strength Fund is to seek returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500® Fund over a full market cycle. The PSI Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The PSI Total Return Fund seeks income plus capital appreciation. The objective of the Spectrum Select Alternative Fund is to seek income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. The Spectrum Equity Opportunity Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter (“OTC”) securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation dates. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in

DIREXION SEMI-ANNUAL REPORT  28

the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale, will in each case be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, will at all times be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, recovery on the collateral by the Fund may be delayed or limited.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return on the swap. Also, as with “long” swap agreements, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Spectrum Select Alternative Fund may enter into credit default swaps. Credit default swaps involve one party (referred to as the buyer of protection) making a stream of payments to another party (referred to as the seller of protection) in exchange for the right to receive a specified return in the event a credit event, typically a default by a corporate issuer on its debt obligation, occurs. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of interest on the notional amount of the swap contract throughout the term of the swap provided that there is no credit event. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index. If a Fund is a buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount

29  DIREXION SEMI-ANNUAL REPORT

equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments paid or received by the Fund recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e) Stock Index Futures Contracts and Options on Futures Contracts –  Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

DIREXION SEMI-ANNUAL REPORT  30

The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Risks of Investing in Foreign Securities – The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may not be as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Forward Currency Contracts – The Spectrum Global Perspective and Spectrum Equity Opportunity Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation and depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

i) Foreign Currency Translations – The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

j) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

k) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

l) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

m) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principals. Distributions to shareholders are recorded on the ex-dividend date.

31  DIREXION SEMI-ANNUAL REPORT

The tax character of distributions for the Funds during the six months ended February 28, 2009 and the year ended August 31, 2008 were as follows:

	HCM Freedom Fund
	Six Months Ended	Year Ended
	February 28, 2009	August 31,
	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$—	$3,487,566
Long-Term Capital Gains	—	—
Return of Capital	—	—

Total Distributions paid	$—	$3,487,566

	PSI Core Strength Fund		PSI Macro Trends Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2009	August 31,	February 28, 2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$39,894	$858,895	$380,790	$1,125,328
Long-Term Capital Gains	—	—	1,089	39,963
Return of Capital	—	199,791	—	—

Total Distributions paid	$39,894	$1,058,686	$381,879	$1,165,291

			Spectrum Select
	PSI Total Return Fund		Alternative Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2009	August 31,	February 28, 2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$285,020	$1,517,114	$153,512	$812,689
Long-Term Capital Gains	—	231,312	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$285,020	$1,748,426	$153,512	$812,689

	Spectrum Global		Spectrum Equity
	Perspective Fund		Opportunity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2009	August 31,	February 28, 2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$7,177	$18,598,688	$1,881	$2,236,452
Long-Term Capital Gains	5,694	261,496	—	2,284
Return of Capital	—	—	—	—

Total Distributions paid	$12,871	$18,860,184	$1,881	$2,238,736

DIREXION SEMI-ANNUAL REPORT  32

As of February 28, 2009, the components of distributable earnings on a tax basis were as follows:

	HCM Freedom	PSI Core	PSI Macro	PSI Total
	Fund	Strength Fund	Trend Fund	Return Fund

Net unrealized appreciation/depreciation	$—	$(45,220)	$(3,393,431)	$(193,204)

Undistributed ordinary income	1,039,382	—	243,980	—
Undistributed long-term capital gain	—	—	1,068	—

Total distributable earnings	1,039,382	—	245,048	—
Other acculumated losses	(21,027,986)	(1,694,687)	(4,317,530)	(801,366)

Total acculumated losses	$(19,988,604)	$(1,739,907)	$(7,465,913)	$(994,570)

	Spectrum	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Net unrealized appreciation/depreciation	$(65,249)	$(12,462,004)	$(232,563)

Undistributed ordinary income	44,090	12,567	—
Undistributed long-term capital gain	—	264	—

Total distributable earnings	44,090	12,831	—

Other acculumated losses	(3,523,444)	(6,360,802)	(2,981,719)

Total acculumated losses	$(3,544,603)	$(18,809,975)	$(3,214,282)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

The cost basis of investments for federal tax purposes as of February 28, 2009 was as follows:

	HCM Freedom	PSI Core	PSI Macro	PSI Total
	Fund	Strength Fund	Trend Fund	Return Fund

Tax cost of investments	$23,426,742	$16,522,839	$19,679,816	$22,892,167
Gross unrealized appreciation	—	237,230	—	64,142
Gross unrealized depreciation	—	(343,544)	(2,842,354)	(457,051)

Net unrealized appreciation/(depreciation)	$—	$(106,314)	$(2,842,354)	$(392,909)

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Tax cost of investments	$17,616,684	$59,364,338	$11,022,121
Gross unrealized appreciation	147,607	211	62,916
Gross unrealized depreciation	(217,905)	(12,851,602)	(134,351)

Net unrealized appreciation/(depreciation)	$(70,298)	$(12,851,391)	$(71,435)

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for

33  DIREXION SEMI-ANNUAL REPORT

tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2008. At August 31, 2008, the following funds deferred, on a tax basis, post October losses of:

	Post October	Post October
	Loss Deferred	Currency Loss

HCM Freedom Fund	$4,868,578	$—
PSI Core Strength Fund	1,694,687	—
PSI Macro Trends Fund	4,257,446	—
PSI Total Return Fund	588,298	—
Spectrum Select Alternative Fund	3,523,444	—
Spectrum Global Perspective Fund	6,360,802	—
Spectrum Equity Opportunity Fund	2,981,719	—

At August 31, 2008, the following funds had capital loss carryforwards on a tax basis of:

Expires
	8/31/2014	8/31/2015	8/31/2016	Total

HCM Freedom Fund	$8,842,217	$5,679,579	$1,637,612	$16,159,408
PSI Core Strength Fund	—	—	—	—
PSI Macro Trends Fund	—	—	—	—
PSI Total Return Fund	—	—	—	—
Spectrum Select Alternative Fund	—	—		—
Spectrum Global Perspective Fund	—	—	—	—
Spectrum Equity Opportunity Fund	—	—	—	—

To the extent the Funds realize future net capital gains; those gains will be offset by any unused capital loss carryover.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2009, open Federal and state income tax years include the tax years ended August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

n) Credit Facility – U.S. Bank, N.A. has made available to the Funds a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. Borrowings under the Line of Credit are charged at prime rate less 1/2%. The Funds did not utilize the credit facility for the six months ended February 28, 2009.

o) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

p) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT  34

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the six months ended February 28, 2009 and the year ended August 31, 2008 were as follows:

	HCM Freedom Fund
	Six Months Ended	Year Ended
	February 28, 2009	August 31,
	(Unaudited)	2008

Shares sold	10,410	85,182
Shares issued in reinvestment of distributions	—	217,097
Shares redeemed	(113,060)	(204,007)

Total net increase (decrease) from capital share transactions	(102,650)	98,272

	PSI Core Strength Fund		PSI Macro Trends Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2009	August 31,	February 28, 2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Shares sold	440,089	920,127	563,334	968,409
Shares issued in reinvestment of distributions	2,617	54,403	33,646	61,688
Shares redeemed	(420,002)	(1,042,322)	(899,987)	(1,064,083)

Total net increase (decrease) from capital share transactions	22,704	(67,792)	(303,007)	(33,986)

			Spectrum Select
	PSI Total Return Fund		Alternative Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2009	August 31,	February 28, 2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Shares sold	228,320	1,458,486	22,600	400,108
Shares issued in reinvestment of distributions	14,661	85,716	8,807	40,903
Shares redeemed	(586,829)	(1,360,789)	(335,687)	(1,112,997)

Total net increase (decrease) from capital share transactions	(343,848)	183,413	(304,280)	(671,986)

	Spectrum Global Perspective Fund		Spectrum Equity Opportunity Fund
	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	February 28, 2009	August 31,	February 28, 2009	August 31,
	(Unaudited)	2008	(Unaudited)	2008

Shares sold	45,453	371,454	27,659	54,847
Shares issued in reinvestment of distributions	794	877,332	120	110,884
Shares redeemed	(1,079,044)	(1,454,964)	(165,342)	(797,504)

Total net increase (decrease) from capital share transactions	(1,032,797)	(206,178)	(137,353)	(631,773)

4.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2009, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

					Spectrum	Spectrum	Spectrum
	HCM	PSI Core	PSI Macro	PSI Total	Select	Global	Equity
	Freedom	Strength	Trends	Return	Alternative	Perspective	Opportunity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$16,541,050	$146,641,679	$54,800,286	$28,359,389	$23,320,293	$281,936,429	$45,267,605
Sales	$16,022,027	$150,257,015	$61,848,107	$28,655,881	$26,391,229	$311,301,054	$47,052,978

DIREXION SEMI-ANNUAL REPORT  35

There were no purchases or sales of long-term U.S. government securities during the period ended February 28, 2009 for any of the Funds.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. for the HCM Freedom Fund, with Portfolio Strategies, Inc. for the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund, and with Hundredfold Advisors, LLC for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the “Sub-Advised Funds”) whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Adviser pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these sub-advisory services. For the six months ended February 28, 2009, the Adviser voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. The Adviser may change, or end, this voluntary waiver at any time. The Adviser may recover from the Sub-Advised Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended February 28, 2009, the Adviser paid or recouped the following expenses:

	HCM	PSI Core	PSI Macro	PSI Total
	Freedom Fund	Strength Fund	Trends Fund	Return Fund

Annual Adviser rate	1.00%	1.15%	1.15%	1.15%
Annual cap on expenses	2.45%	2.00%	2.00%	2.00%
Expenses paid in excess of annual cap on expenses — 2009	$—	$7,593	$11,839	$7,603
Adviser expense recoupment — 2009	$1,580	$—	$—	$—

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Annual Adviser rate	1.00%	1.00%	1.00%
Annual cap on expenses:	2.75%	2.75%	2.75%
Expenses paid in excess of annual cap on expenses — 2009	$—	$—	$3,098
Adviser expense recoupment — 2009	$—	$—	$—

Expenses subject to potential recovery expiring in:

	HCM	PSI Core	PSI Macro	PSI Total
	Freedom Fund	Strength Fund	Trends Fund	Return Fund

2009	$—	$—	$—	$—
2010	$—	$26,572	$6,008	$18,272
2011	$12,745	$19,619	$11,970	$4,670
2012	$—	$7,593	$11,839	$7,603

Total	$12,745	$53,784	$29,817	$30,545

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

2009	$—	$—	$—
2010	$—	$—	$—
2011	$—	$—	$—
2012	$—	$—	$3,098

Total	$—	$—	$3,098

Distribution Expenses: Shares are subject to an annual Rule 12b-1 fee of 0.80% for the HCM Freedom Fund, of 0.25% for the PSI Core Strength Fund, the PSI Macro Trends Fund, and the PSI Total Return Fund, and up to 1.00% of the average daily net

DIREXION SEMI-ANNUAL REPORT  36

assets for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund.

Shareholder Servicing Fees: The Board has also authorized the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund to pay a shareholder servicing fee of 0.15% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 28, 2009. The Distributor is an affiliate of the Adviser.

8.	SUMMARY OF FAIR VALUE DISCLOSURE

In September 2006, FASB issued Standard No. 157, Fair Value Measurement (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. The Funds have adopted FAS 157 effective September 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of February 28, 2009:

	HCM Freedom Fund
	Investments in	Other Financial
Description	Securities	Instruments*

Level 1 – Quoted prices	$23,426,742	$—
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—

Total	$23,426,742	$—

	PSI Core Strength Fund		PSI Macro Trends Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 – Quoted prices	$16,416,525	$—	$16,837,462	$(916,962)
Level 2 – Other significant observable inputs	—	—	—	—
Level 3 – Significant unobservable inputs	—	—	—	—

Total	$16,416,525	$—	$16,837,462	$(916,962)

37  DIREXION SEMI-ANNUAL REPORT

			Spectrum Select
	PSI Total Return Fund		Alternative Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 – Quoted prices	$22,499,258	$(80,709)	$17,546,386	$51,735
Level 2 – Other significant observable inputs	—	(21,384)	—	—
Level 3 – Significant unobservable inputs	—	—	—	—

Total	$22,499,258	$(102,093)	$17,546,386	$51,735

	Spectrum Global		Spectrum Equity
	Perspective Fund		Opportunity Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 – Quoted prices	$46,512,947	$160,310	$10,950,686	$56,595
Level 2 – Other significant observable inputs	—	—	—	—
Level 3 – Significant unobservable inputs	—	—	—	—

Total	$46,512,947	$160,310	$10,950,686	$56,595

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

9.	NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosures about Derivatives Instruments and Hedging Activities” (“FAS 161”). This standard is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivatives instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of February 28, 2009, management does not believe the adoption of FAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedge items.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
HCM Sub-Advisor
Horizon Capital Management, Inc.
141 Ridgeway Drive
Lafayette, LA 70503

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
PSI Funds Sub-Advisor
Portfolio Strategies, Inc.
1102 Broadway Plaza
Tacoma, WA 98402

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Spectrum Funds Sub-Advisor
Hundredfold Advisors, LLC
2940 N. Lynnhaven Road
Virginia Beach, VA 23452

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 1. Report to Stockholders.
[Insert full text of semi-annual or annual report here]
Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) The Direxion Funds

By (Signature and Title)*		/s/ Daniel O’Neill

Daniel O’Neill, Chief Executive Officer

Date	5/7/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Daniel O’Neill

Daniel O’Neill, Chief Executive Officer

Date	5/7/2009

By (Signature and Title)*		/s/ Guy Talarico

Guy Talarico, Principal Financial Officer

Date	5/9/2009

*	Print the name and title of each signing officer under his or her signature.